UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Partners VIP Series

September 30, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 94.8%
Advertising Agencies — 4.1%
Groupe Aeroplan, Inc.	CAD	45,100	$513,449
			513,449

Auto Parts — 0.8%
BorgWarner, Inc.(1)		1,613	97,635
			97,635

Banks: Diversified — 9.1%
Associated Banc-Corp.		36,524	339,673
Commerce Bancshares, Inc.		8,167	283,803
First Horizon National Corp.		52,834	314,891
Susquehanna Bancshares, Inc.		36,830	201,460
			1,139,827

Biotechnology — 3.6%
Myriad Genetics, Inc.(1)		24,278	454,970
			454,970

Computer Services, Software & Systems — 13.1%
ACI Worldwide, Inc.(1)		6,940	191,127
Acxiom Corp.(1)		39,778	423,238
AOL, Inc.(1)		33,965	407,580
DST Systems, Inc.		7,699	337,447
Parametric Technology Corp.(1)		18,094	278,286
			1,637,678

Consumer Electronics — 2.8%
Harman International Industries, Inc.		12,098	345,761
			345,761

Consumer Lending — 1.4%
MoneyGram International, Inc.(1)		77,345	180,214
			180,214

Financial Data & Systems — 2.5%
Euronet Worldwide, Inc.(1)		19,862	312,628
			312,628

Health Care Facilities — 2.1%
VCA Antech, Inc.(1)		16,790	268,304
			268,304

Health Care Management Services — 2.3%
Magellan Health Services, Inc.(1)		6,018	290,669
			290,669

Insurance: Life — 5.5%
StanCorp Financial Group, Inc.		11,623	320,446
Torchmark Corp.		10,688	372,584
			693,030

Insurance: Multi-Line — 1.5%
eHealth, Inc.(1)		13,562	185,257
			185,257

Insurance: Property-Casualty — 1.8%
Genworth MI Canada, Inc.	CAD	11,920	230,119
			230,119

Medical Equipment — 2.7%
Sirona Dental Systems, Inc.(1)		8,042	341,061
			341,061

Metals & Minerals: Diversified — 4.0%
Compass Minerals International, Inc.		7,517	501,985
			501,985

Oil Well Equipment & Services — 1.1%
Key Energy Services, Inc.(1)		14,025	133,097
			133,097

Oil: Crude Producers — 8.0%
Concho Resources, Inc.(1)		5,004	355,985
Denbury Resources, Inc.(1)		31,018	356,707
Peyto Exploration & Development Corp.	CAD	15,450	293,843
			1,006,535

Precious Metals & Minerals — 3.3%
New Gold, Inc.(1)		40,939	419,625
			419,625

Real Estate Investment Trusts — 1.4%
Redwood Trust, Inc.		15,493	173,057
			173,057

Scientific Instruments: Pollution Control — 3.4%
Waste Connections, Inc.		12,536	423,967
			423,967

Securities Brokerage & Services — 1.5%
MF Global Holdings Ltd.(1)		44,438	183,529
			183,529

Semiconductors & Components — 5.8%
Atmel Corp.(1)		52,364	422,578
Integrated Device Technology, Inc.(1)		58,548	301,522
			724,100

Specialty Retail — 5.8%
GameStop Corp., Class A(1)		31,452	726,541
			726,541

Textiles, Apparel & Shoes — 0.8%
Guess?, Inc.		3,486	99,316
			99,316

Utilities: Gas Distributors — 2.7%
Questar Corp.		19,220	340,386
			340,386

Utilities: Miscellaneous — 3.7%
Calpine Corp.(1)		32,634	459,487
			459,487
Total Common Stocks (Cost $12,360,628)			11,882,227

		Principal Amount
Repurchase Agreements — 6.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $826,001, due 10/3/2011(2)		$826,000	826,000
Total Repurchase Agreements (Cost $826,000)			826,000
Total Investments — 101.4% (Cost $13,186,628)			12,708,227
Other Liabilities, Net — (1.4)%			(177,773)
Total Net Assets — 100.0%			$12,530,454

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S Treasury Bond	4.500%	8/15/2039	$844,188

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners VIP Series

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$11,882,227	$—	$—	$11,882,227
Repurchase Agreements	—	826,000	—	826,000

Total	$11,882,227	$826,000	$—	$12,708,227

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

September 30, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 98.2%
Advertising Agencies — 2.3%
Groupe Aeroplan, Inc.(1)	CAD	3,054	$34,769
			34,769

Back Office Support, HR and Consulting — 1.1%
Synopsys, Inc.(1)		685	16,687
			16,687

Banks: Diversified — 9.5%
Associated Banc-Corp.		5,101	47,440
First Horizon National Corp.		6,821	40,653
KeyCorp		9,082	53,856
			141,949

Biotechnology — 3.4%
Life Technologies Corp.(1)		1,320	50,728
			50,728

Building Materials — 3.8%
Martin Marietta Materials, Inc.		905	57,214
			57,214

Chemicals: Diversified — 9.8%
Airgas, Inc.		683	43,589
Eastman Chemical Co.		542	37,143
FMC Corp.		943	65,218
			145,950

Chemicals: Specialty — 3.4%
Praxair, Inc.		547	51,134
			51,134

Coal — 2.1%
Peabody Energy Corp.		930	31,509
			31,509

Computer Services, Software & Systems — 4.3%
Symantec Corp.(1)		3,950	64,385
			64,385

Copper — 1.4%
Antofagasta PLC	GBP	1,488	21,127
			21,127

Diversified Financial Services — 2.5%
Ameriprise Financial, Inc.		959	37,746
			37,746

Electronic Entertainment — 5.4%
Activision Blizzard, Inc.		6,783	80,718
			80,718

Insurance: Life — 3.8%
Aflac, Inc.		1,614	56,409
			56,409

Insurance: Multi-Line — 3.2%
Willis Group Holdings PLC		1,401	48,152
			48,152

Insurance: Property-Casualty — 3.0%
RenaissanceRe Holdings Ltd.		691	44,086
			44,086

Oil: Crude Producers — 13.9%
ARC Resources Ltd.	CAD	1,760	37,891
Denbury Resources, Inc.(1)		4,336	49,864
Southwestern Energy Co.(1)		1,970	65,660
Talisman Energy, Inc.		4,369	53,607
			207,022

Pharmaceuticals — 3.8%
Warner Chilcott PLC, Class A(1)		3,987	57,014
			57,014

Semiconductors & Components — 3.8%
Atmel Corp.(1)		7,069	57,047
			57,047

Specialty Retail — 10.9%
Advance Auto Parts, Inc.		795	46,190
GameStop Corp., Class A(1)		3,004	69,392
The Gap, Inc.		2,856	46,381
			161,963

Toys — 2.4%
Hasbro, Inc.		1,112	36,262
			36,262

Utilities: Miscellaneous — 4.4%
Calpine Corp.(1)		4,650	65,472
			65,472
Total Common Stocks (Cost $1,474,343)			1,467,343
		Principal Amount
Repurchase Agreements — 3.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $47,000, due 10/3/2011(2)		$47,000	47,000
Total Repurchase Agreements (Cost $47,000)			47,000
Total Investments — 101.4% (Cost $1,521,343)			1,514,343
Other Liabilities, Net — (1.4)%			(20,504)
Total Net Assets — 100.0%			$1,493,839

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$51,950

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$1,446,216	$21,127	*	$—	$1,467,343
Repurchase Agreements	—	47,000		—	47,000

Total	$1,446,216	$68,127		$—	$1,514,343

*	Consists of a foreign security whose value was determined by a pricing service as a result of movement in the U.S. markets. This investment in securities was classified as Level 2 rather than Level 1.

.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 94.0%
Asset Management & Custodian — 1.9%
State Street Corp.	463,050	$14,891,688
		14,891,688

Back Office Support, HR and Consulting — 3.4%
Synopsys, Inc.(1)	1,092,222	26,606,528
		26,606,528

Banks: Diversified — 5.4%
KeyCorp	3,742,400	22,192,432
Regions Financial Corp.	5,842,268	19,454,752
		41,647,184

Building Materials — 3.7%
Martin Marietta Materials, Inc.	453,645	28,679,437
		28,679,437

Chemicals: Specialty — 3.3%
Praxair, Inc.	278,177	26,003,986
		26,003,986

Computer Services, Software & Systems — 8.0%
Microsoft Corp.	1,152,377	28,682,664
Symantec Corp.(1)	2,074,900	33,820,870
		62,503,534

Consumer Services: Miscellaneous — 3.9%
eBay, Inc.(1)	1,028,970	30,344,325
		30,344,325

Diversified Financial Services — 2.0%
Citigroup, Inc.	607,868	15,573,578
		15,573,578

Diversified Manufacturing Operations — 2.8%
Honeywell International, Inc.	489,155	21,478,796
		21,478,796

Drug & Grocery Store Chains — 3.7%
CVS Caremark Corp.	865,730	29,071,213
		29,071,213

Electronic Entertainment — 4.8%
Activision Blizzard, Inc.	3,153,340	37,524,746
		37,524,746

Insurance: Life — 5.3%
Aflac, Inc.	731,671	25,571,902
Prudential Financial, Inc.	328,000	15,370,080
		40,941,982

Insurance: Multi-Line — 2.5%
MetLife, Inc.	680,100	19,049,601
		19,049,601

Insurance: Property-Casualty — 2.3%
The Allstate Corp.	743,200	17,606,408
		17,606,408

Metals & Minerals: Diversified — 2.1%
BHP Billiton Ltd., ADR	240,437	15,974,634
		15,974,634

Oil: Crude Producers — 12.3%
Canadian Natural Resources Ltd.	505,962	14,809,508
Occidental Petroleum Corp.	444,583	31,787,684
Southwestern Energy Co.(1)	776,432	25,878,479
Talisman Energy, Inc.	1,905,540	23,380,976
		95,856,647

Pharmaceuticals — 9.6%
Merck & Co., Inc.	800,821	26,194,855
Pfizer, Inc.	1,464,300	25,888,824
Warner Chilcott PLC, Class A(1)	1,546,498	22,114,921
		74,198,600

Precious Metals & Minerals — 3.2%
Goldcorp, Inc.	545,209	24,883,339
		24,883,339

Specialty Retail — 6.5%
The Gap, Inc.	1,703,184	27,659,708
Urban Outfitters, Inc.(1)	1,013,087	22,612,102
		50,271,810

Telecommunications Equipment — 3.7%
Motorola Solutions, Inc.	677,700	28,395,630
		28,395,630

Transportation Miscellaneous — 3.6%
United Parcel Service, Inc., Class B	446,500	28,196,475
		28,196,475
Total Common Stocks (Cost $805,860,153)		729,700,141

	Principal Amount
Repurchase Agreements — 6.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $47,745,040, due 10/3/2011(2)	$47,745,000	47,745,000
Total Repurchase Agreements (Cost $47,745,000)		47,745,000
Total Investments — 100.2% (Cost $853,605,153)		777,445,141
Other Liabilities, Net — (0.2)%		(1,308,154)
Total Net Assets — 100.0%		$776,136,987

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$48,700,265

Legend:

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$729,700,141	$—	$—	$729,700,141
Repurchase Agreements	—	47,745,000	—	47,745,000

Total	$729,700,141	$47,745,000	$—	$777,445,141

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

September 30, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 97.5%
Building Materials — 4.8%
Martin Marietta Materials, Inc.		11,025	$697,000
			697,000

Chemicals: Diversified — 4.9%
Eastman Chemical Co.		3,403	233,207
FMC Corp.		7,105	491,382
			724,589

Chemicals: Specialty — 2.1%
Praxair, Inc.		3,378	315,775
			315,775

Coal — 2.8%
Peabody Energy Corp.		12,200	413,336
			413,336

Copper — 6.8%
Antofagasta PLC	GBP	45,726	649,240
Taseko Mines Ltd.(1)		136,194	347,295
			996,535

Fertilizers — 1.1%
Potash Corp. of Saskatchewan, Inc.		3,590	155,160
			155,160

Gas Pipeline — 3.4%
EQT Corp.		9,243	493,206
			493,206

Insurance: Multi-Line — 1.3%
PICO Holdings, Inc.(1)		9,062	185,862
			185,862

Metals & Minerals: Diversified — 7.9%
BHP Billiton Ltd., ADR		3,910	259,781
Compass Minerals International, Inc.		10,026	669,536
Iluka Resources Ltd.	AUD	1,608	18,800
Vale S.A., ADR		9,320	212,496
			1,160,613

Oil Well Equipment & Services — 0.5%
Key Energy Services, Inc.(1)		8,195	77,771
			77,771

Oil: Crude Producers — 45.9%
ARC Resources Ltd.	CAD	22,223	478,434
Canadian Natural Resources Ltd.		10,780	315,531
Concho Resources, Inc.(1)		4,747	337,702
Denbury Resources, Inc.(1)		58,929	677,683
Occidental Petroleum Corp.		10,472	748,748
Oil Search Ltd.	AUD	108,143	583,627
Peyto Exploration & Development Corp.	CAD	18,642	354,552
QEP Resources, Inc.		12,019	325,354
Range Resources Corp.		12,031	703,332
Salamander Energy PLC(1)	GBP	79,383	243,286
Southwestern Energy Co.(1)		22,708	756,858
Talisman Energy, Inc.		50,251	616,580
Tullow Oil PLC	GBP	28,702	582,326
			6,724,013

Precious Metals & Minerals — 12.1%
Agnico-Eagle Mines Ltd.		3,268	194,511
Barrick Gold Corp.		7,620	355,473
Goldcorp, Inc.		15,343	700,255
New Gold, Inc.(1)		51,081	523,580
			1,773,819

Utilities: Miscellaneous — 3.9%
Calpine Corp.(1)		40,807	574,563
			574,563
Total Common Stocks (Cost $14,098,502)			14,292,242
		Principal Amount
Repurchase Agreements — 3.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $440,000, due 10/3/2011(2)		$440,000	440,000
Total Repurchase Agreements (Cost $440,000)			440,000
Total Investments — 100.5% (Cost $14,538,502)			14,732,242
Other Liabilities, Net — (0.5)%			(74,631)
Total Net Assets — 100.0%			$14,657,611

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$450,928

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$12,214,963	$2,077,279	*	$—	$14,292,242
Repurchase Agreements	—	440,000		—	440,000

Total	$12,214,963	$2,517,279		$—	$14,732,242

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 95.8%
Aerospace — 2.1%
HEICO Corp., Class A	48,538	$1,633,789
		1,633,789

Asset Management & Custodian — 0.8%
Financial Engines, Inc.(1)	36,500	661,015
		661,015

Auto Parts — 1.6%
LKQ Corp.(1)	54,000	1,304,640
		1,304,640

Back Office Support, HR and Consulting — 2.4%
Dice Holdings, Inc.(1)	86,332	675,116
ICF International, Inc.(1)	31,600	594,396
Robert Half International, Inc.	30,400	645,088
		1,914,600

Banks: Diversified — 0.8%
Signature Bank(1)	13,900	663,447
		663,447

Biotechnology — 7.4%
Aegerion Pharmaceuticals, Inc.(1)	32,300	409,241
Aveo Pharmaceuticals, Inc.(1)	41,970	645,918
InterMune, Inc.(1)	24,300	490,860
Medivation, Inc.(1)	39,200	665,616
Myriad Genetics, Inc.(1)	32,145	602,397
NPS Pharmaceuticals, Inc.(1)	127,400	829,374
Pharmasset, Inc.(1)	15,500	1,276,735
Seattle Genetics, Inc.(1)	48,900	932,034
		5,852,175

Chemicals: Diversified — 0.7%
LSB Industries, Inc.(1)	20,342	583,205
		583,205

Chemicals: Specialty — 0.8%
Balchem Corp.	16,600	619,346
		619,346

Commercial Vehicles & Parts — 0.9%
Commercial Vehicle Group, Inc.(1)	107,000	702,990
		702,990

Communications Technology — 4.3%
ADTRAN, Inc.	36,900	976,374
Aruba Networks, Inc.(1)	34,700	725,577
NETGEAR, Inc.(1)	32,500	841,425
Oclaro, Inc.(1)	138,487	504,093
Riverbed Technology, Inc.(1)	20,100	401,196
		3,448,665

Computer Services, Software & Systems — 10.1%
comScore, Inc.(1)	72,903	1,229,874
Concur Technologies, Inc.(1)	26,400	982,608
Fortinet, Inc.(1)	61,459	1,032,511
Gartner, Inc.(1)	26,500	924,055
Informatica Corp.(1)	25,340	1,037,673
Sapient Corp.	76,800	778,752
The Ultimate Software Group, Inc.(1)	28,700	1,340,864
VeriFone Systems, Inc.(1)	18,594	651,162
		7,977,499

Consumer Electronics — 1.0%
RealD, Inc.(1)	80,983	757,191
		757,191

Consumer Lending — 1.5%
Portfolio Recovery Associates, Inc.(1)	19,052	1,185,415
		1,185,415

Consumer Services: Miscellaneous — 1.3%
Ancestry.com, Inc.(1)	43,300	1,017,550
		1,017,550

Containers & Packaging — 1.4%
Rock-Tenn Co., Class A	22,600	1,100,168
		1,100,168

Diversified Materials & Processing — 0.8%
CLARCOR, Inc.	15,800	653,804
		653,804

Education Services — 1.7%
American Public Education, Inc.(1)	22,896	778,464
Grand Canyon Education, Inc.(1)	37,400	604,010
		1,382,474

Financial Data & Systems — 2.5%
Higher One Holdings, Inc.(1)	61,934	1,007,666
Wright Express Corp.(1)	26,123	993,719
		2,001,385

Foods — 1.6%
Chefs’ Warehouse Holdings LLC(1)	37,434	440,224
Diamond Foods, Inc.	10,400	829,816
		1,270,040

Health Care Management Services — 1.7%
Catalyst Health Solutions, Inc.(1)	23,000	1,326,870
		1,326,870

Health Care Services — 3.6%
Healthways, Inc.(1)	51,800	509,194
HMS Holdings Corp.(1)	45,600	1,112,184
Team Health Holdings, Inc.(1)	74,473	1,222,847
		2,844,225

Hotel/Motel — 0.9%
Gaylord Entertainment Co.(1)	35,300	682,702
		682,702

Insurance: Property-Casualty — 1.0%
AmTrust Financial Services, Inc.	33,849	753,479
		753,479

Machinery: Industrial — 1.0%
Gardner Denver, Inc.	12,700	807,085
		807,085

Medical & Dental Instruments & Supplies — 2.7%
ABIOMED, Inc.(1)	41,300	455,539
Align Technology, Inc.(1)	55,500	841,935
Neogen Corp.(1)	25,000	868,000
		2,165,474

Medical Equipment — 3.9%
Cyberonics, Inc.(1)	22,483	636,269
Dexcom, Inc.(1)	77,407	928,884
Masimo Corp.	37,700	816,205
Zoll Medical Corp.(1)	19,900	751,026
		3,132,384

Metal Fabricating — 1.6%
RBC Bearings, Inc.(1)	36,600	1,244,034
		1,244,034

Metals & Minerals: Diversified — 2.2%
Compass Minerals International, Inc.	15,400	1,028,412
Globe Specialty Metals, Inc.	48,600	705,672
		1,734,084

Oil Well Equipment & Services — 5.0%
CARBO Ceramics, Inc.	7,600	779,228
Complete Production Services, Inc.(1)	49,500	933,075
Core Laboratories N.V.	13,602	1,221,868

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

September 30, 2011 (unaudited)	Shares	Value
Dril-Quip, Inc.(1)	19,610	$1,057,175
		3,991,346

Oil: Crude Producers — 2.2%
Berry Petroleum Co., Class A	27,000	955,260
Rosetta Resources, Inc.(1)	23,200	793,904
		1,749,164

Pharmaceuticals — 3.2%
Amarin Corp. PLC, ADR(1)	44,255	407,146
BioMarin Pharmaceutical, Inc.(1)	52,113	1,660,841
Endocyte, Inc.(1)	41,559	440,526
		2,508,513

Producer Durables: Miscellaneous — 1.3%
BE Aerospace, Inc.(1)	30,400	1,006,544
		1,006,544

Real Estate — 1.0%
FirstService Corp.(1)	30,019	772,089
		772,089

Restaurants — 1.2%
BJ’s Restaurants, Inc.(1)	22,448	990,181
		990,181

Scientific Instruments: Gauges & Meters — 0.9%
Elster Group SE, ADR(1)	48,325	722,459
		722,459

Scientific Instruments: Pollution Control — 0.8%
Clean Harbors, Inc.(1)	12,600	646,380
		646,380

Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	29,587	769,854
		769,854

Semiconductors & Components — 3.9%
Cree, Inc.(1)	28,600	743,028
Hittite Microwave Corp.(1)	18,300	891,210
Inphi Corp.(1)	88,200	773,514
O2Micro International Ltd., ADR(1)	33,708	140,562
SemiLEDs Corp.(1)	142,600	544,732
		3,093,046

Specialty Retail — 4.6%
Tractor Supply Co.	22,300	1,394,865
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	20,100	1,250,823
Vitamin Shoppe, Inc.(1)	26,800	1,003,392
		3,649,080

Textiles, Apparel & Shoes — 4.1%
Crocs, Inc.(1)	48,100	1,138,527
Deckers Outdoor Corp.(1)	9,900	923,274
Under Armour, Inc., Class A(1)	17,425	1,157,194
		3,218,995

Truckers — 2.8%
Old Dominion Freight Line, Inc.(1)	36,500	1,057,405
Roadrunner Transportation Systems, Inc.(1)	83,500	1,145,620
		2,203,025

Utilities: Telecommunications — 1.5%
j2 Global Communications, Inc.	45,334	1,219,484
		1,219,484
Total Common Stocks (Cost $75,756,962)		75,959,895

	Principal Amount

Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $3,333,003, due 10/3/2011(2)	$3,333,000	3,333,000
Total Repurchase Agreements (Cost $3,333,000)		3,333,000
Total Investments — 100.0% (Cost $79,089,962)		79,292,895
Other Assets, Net — 0.0%		3,603
Total Net Assets — 100.0%		$79,296,498

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$3,401,857

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$75,959,895	$—	$—	$75,959,895
Repurchase Agreements	—	3,333,000	—	3,333,000
Total	$75,959,895	$3,333,000	$—	$79,292,895

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 95.5%
Australia — 6.4%
Brambles Ltd.	470,504	$2,900,545
Fortescue Metals Group Ltd.	733,699	3,064,681
James Hardie Industries N.V.(1)	142,882	781,274
Woodside Petroleum Ltd.	103,268	3,199,622
Woolworths Ltd.	103,344	2,469,564
		12,415,686

Brazil — 2.1%
B2W Companhia Global do Varejo	66,300	518,341
BM&F BOVESPA S.A.	383,700	1,793,763
OGX Petroleo e Gas Participacoes S.A.(1)	287,100	1,755,963
		4,068,067

Denmark — 3.1%
Novo Nordisk A/S, Class B	27,002	2,693,022
Novozymes A/S, Class B	16,192	2,302,152
Vestas Wind Systems A/S(1)	66,888	1,084,006
		6,079,180

France — 5.9%
Essilor International S.A.	36,315	2,611,517
L’Oreal S.A.	37,525	3,660,664
PPR	40,360	5,216,980
		11,489,161

Germany — 4.8%
Adidas AG	49,313	3,000,989
Aixtron AG	118,181	1,714,460
Axel Springer AG	24,195	832,746
HeidelbergCement AG	40,237	1,461,780
SMA Solar Technology AG	28,741	1,488,587
TUI AG(1)	187,816	965,598
		9,464,160

Hong Kong — 1.6%
Hong Kong Exchanges & Clearing Ltd.	146,900	2,134,623
Li & Fung Ltd.	568,000	952,056
		3,086,679

India — 0.8%
Housing Development Finance Corp. Ltd.	82,500	1,075,867
Reliance Capital Ltd.	64,826	409,844
		1,485,711

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	54,400	2,024,768
		2,024,768

Japan — 12.2%
Canon, Inc.	81,700	3,709,673
Gree, Inc.	77,700	2,369,644
Hoya Corp.	69,600	1,613,645
Kyocera Corp.	14,200	1,187,343
Nintendo Co. Ltd.	5,700	837,544
Rakuten, Inc.	6,081	7,084,642
Rohm Co. Ltd.	24,200	1,262,387
SMC Corp.	22,600	3,303,265
Yamada Denki Co. Ltd.	15,360	1,068,276
Yamaha Motor Co. Ltd.(1)	109,100	1,440,358
		23,876,777

People’s Republic of China — 8.9%
Baidu, Inc., ADR(1)	86,700	9,269,097
China Merchants Bank Co. Ltd., H shares	607,000	918,207
CNOOC Ltd.	745,000	1,194,195
Ports Design Ltd.	166,500	257,747
Tencent Holdings Ltd.	274,000	5,669,489
		17,308,735

Peru — 0.6%
Credicorp Ltd.	12,774	1,177,763
		1,177,763

Singapore — 0.8%
Singapore Exchange Ltd.	295,000	1,482,814
		1,482,814

South Africa — 0.4%
Impala Platinum Holdings Ltd.	42,800	864,832
		864,832

South Korea — 2.0%
Celltrion, Inc.	54,813	2,011,151
Samsung Electronics Co. Ltd.	2,631	1,837,113
		3,848,264

Spain — 5.7%
Banco Santander S.A.	647,760	5,296,016
Industria de Diseno Textil S.A.	68,736	5,867,665
		11,163,681

Sweden — 8.6%
Alfa Laval AB	134,371	2,115,341
Atlas Copco AB, Class B	431,729	6,759,162
Oriflame Cosmetics S.A., SDR	25,515	923,273
Sandvik AB	258,054	2,973,617
Svenska Handelsbanken AB, Class A	154,516	3,931,836
		16,703,229

Switzerland — 7.4%
ABB Ltd. (Reg S)(1)	152,839	2,614,445
Compagnie Financiere Richemont S.A., Class A	98,174	4,373,193
Geberit AG(1)	14,434	2,665,090
Swatch Group AG	2,787	916,990
Syngenta AG (Reg S)(1)	15,202	3,950,512
		14,520,230

Taiwan — 1.0%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	165,466	1,891,276
		1,891,276

Turkey — 1.2%
Turkiye Garanti Bankasi A.S.	633,866	2,452,934
		2,452,934

United Kingdom — 21.0%
ARM Holdings PLC	502,000	4,292,921
BG Group PLC	111,790	2,139,506
BHP Billiton PLC	202,000	5,396,213
British American Tobacco PLC	115,500	4,877,023
Meggitt PLC	560,608	2,902,561
Prudential PLC	470,000	4,036,378
Rolls-Royce Holdings PLC(1)	421,000	3,870,146
SABMiller PLC	112,600	3,674,028
Signet Jewelers Ltd.(1)	35,325	1,183,950
Standard Chartered PLC	260,000	5,187,254
Tesco PLC	578,000	3,385,679
		40,945,659
Total Common Stocks (Cost $179,102,325)		186,349,606

Preferred Stocks — 2.6%
Brazil — 1.7%
Itau Unibanco Holding S.A., ADR	147,440	2,288,269
Petroleo Brasileiro S.A., ADR	54,300	1,125,096
		3,413,365

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

September 30, 2011 (unaudited)	Shares	Value
Germany — 0.9%
Porsche Automobil Holding SE	35,175	$1,675,432
		1,675,432
Total Preferred Stocks (Cost $7,144,280)		5,088,797

	Principal Amount
Repurchase Agreements — 1.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $3,526,003, due 10/3/2011(2)	$3,526,000	3,526,000
Total Repurchase Agreements (Cost $3,526,000)		3,526,000
Total Investments — 99.9% (Cost $189,772,605)		194,964,403
Other Assets, Net — 0.1%		188,602
Total Net Assets — 100.0%		$195,153,005

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	6/30/2018	$3,601,688

Legend:

ADR— American Depositary Receipt.

SDR— Swedish Depository Receipt.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$18,430,971	$167,918,635	*	$—	$186,349,606
Preferred Stocks	3,413,365	1,675,432	*	—	5,088,797
Repurchase Agreements	—	3,526,000		—	3,526,000

Total	$21,844,336	$173,120,067		$—	$194,964,403

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 90.2%
Brazil — 7.4%
All America Latina Logistica	122,290	$554,784
MercadoLibre, Inc.	12,900	693,375
Petroleo Brasileiro S.A., ADR	127,224	2,856,179
Vale S.A., ADR	120,100	2,738,280
		6,842,618

Egypt — 0.7%
Commercial International Bank Egypt SAE	62,516	239,426
Egyptian Financial Group-Hermes Holding SAE(1)	135,084	380,318
		619,744

India — 5.8%
ACC Ltd.	32,400	723,330
GAIL India Ltd.	128,334	1,067,111
Hero Honda Motors Ltd.	26,000	1,031,533
Housing Development Finance Corp. Ltd.	99,400	1,296,257
Infrastructure Development Finance Co. Ltd.	248,793	555,230
Tata Power Co. Ltd.	354,490	718,752
		5,392,213

Indonesia — 5.0%
PT Astra International Tbk	170,500	1,218,818
PT Bank Rakyat Indonesia Tbk	1,561,000	1,022,094
PT Bumi Resources Tbk	5,268,500	1,148,354
PT Semen Gresik (Persero) Tbk	742,000	694,477
PT Tambang Batubara Bukit Asam Tbk	319,500	603,718
		4,687,461

Kazakhstan — 0.8%
Kazakhmys PLC	59,000	720,745
		720,745

Malaysia — 1.0%
Public Bank Berhad	233,400	895,147
		895,147

Mexico — 3.0%
America Movil S.A.B. de C.V., ADR, Series L	66,000	1,457,280
Wal-Mart de Mexico S.A.B. de C.V.	562,484	1,289,761
		2,747,041

People’s Republic of China — 15.5%
Alibaba.com Ltd.	362,000	333,612
Aluminum Corp. of China Ltd., H shares	1,564,000	658,508
Baidu, Inc., ADR(1)	15,300	1,635,723
Bank of China Ltd., H shares	3,108,900	961,338
China Construction Bank Corp., H shares	1,992,830	1,205,335
China National Building Material Co. Ltd., H shares	566,000	476,990
China Railway Construction Corp. Ltd., H shares	1,721,500	720,414
China Shenhua Energy Co. Ltd., H shares	623,000	2,438,881
China Taiping Insurance Holdings Co. Ltd.(1)	384,000	740,112
CNOOC Ltd.	739,000	1,184,577
CSR Corp. Ltd., H shares	1,855,000	654,828
Focus Media Holding Ltd., ADR(1)	35,800	601,082
Parkson Retail Group Ltd.	370,000	447,746
Ping An Insurance (Group) Co. of China Ltd., H shares	177,000	985,183
Want Want China Holdings Ltd.	1,517,000	1,356,417
		14,400,746

Peru — 1.2%
Credicorp Ltd.	12,400	1,143,280
		1,143,280

Russia — 5.9%
Evraz Group S.A., GDR (Reg S)(1)	45,400	706,893
Gazprom OAO, ADR	95,750	916,591
NovaTek OAO, GDR (Reg S)	6,900	792,178
Petropavlovsk PLC	74,400	684,189
Sberbank of Russia, ADR(1)	176,460	1,517,556
United Co. RUSAL PLC(1)	345,000	301,360
X5 Retail Group N.V., GDR (Reg S)(1)	22,020	605,550
		5,524,317

South Africa — 5.9%
Gold Fields Ltd.	86,909	1,331,196
Impala Platinum Holdings Ltd.	25,800	521,324
Lonmin PLC	82,818	1,344,700
Massmart Holdings Ltd.	29,754	509,318
Naspers Ltd., N shares	42,290	1,826,302
		5,532,840

South Korea — 14.0%
Cheil Industries, Inc.	13,100	908,213
E-Mart Co. Ltd.(1)	3,712	938,989
GLOVIS Co. Ltd.	10,600	1,565,153
Hyundai Engineering & Construction Co. Ltd.	7,900	399,629
Hyundai Mobis	7,270	2,059,129
LG Corp.	22,100	1,104,003
LS Corp.	6,300	388,311
NHN Corp.(1)	4,200	800,170
Samsung Electronics Co. Ltd.	4,876	3,404,698
Samsung Fire & Marine Insurance Co. Ltd.	7,300	1,323,927
Shinsegae Co. Ltd.	529	122,199
		13,014,421

Taiwan — 9.5%
China Life Insurance Co. Ltd.	2,502,507	2,346,473
Far Eastern Department Stores Ltd.	904,884	1,176,945
Hon Hai Precision Industry Co. Ltd.	793,089	1,767,338
MediaTek, Inc.	117,282	1,275,283
Taiwan Semiconductor Manufacturing Co. Ltd.	1,028,385	2,314,649
		8,880,688

Thailand — 1.7%
Bank of Ayudhya Public Co. Ltd.	2,329,800	1,486,758
Siam Commercial Bank Public Co. Ltd.	38,500	130,224
		1,616,982

Turkey — 1.3%
Turkiye Garanti Bankasi A.S.	301,825	1,168,002
		1,168,002

Other African Countries — 6.3%
African Petroleum Corp. Ltd.(1)	1,462,300	424,521
Chariot Oil & Gas Ltd.(1)	275,842	533,665
First Quantum Minerals Ltd.	48,759	649,096
Kenmare Resources PLC(1)	2,083,584	1,096,319
Tullow Oil PLC	156,350	3,162,039
		5,865,640

Other Emerging Markets Countries — 5.2%
Dragon Oil PLC	433,290	3,195,874
Gulf Keystone Petroleum Ltd.(1)	713,399	1,595,674
		4,791,548
Total Common Stocks (Cost $79,724,739)		83,843,433

Preferred Stocks — 7.5%
Brazil — 6.1%
Banco Bradesco S.A.	90,042	1,326,985
Bradespar S.A.	33,400	587,797
Cia Brasileira de Distribuicao Grupo Pao de Acucar	28,100	849,314
Companhia Energetica de Minas Gerais	68,337	1,007,837
Itau Unibanco Holding S.A.	35,800	553,113
Itausa-Investimentos Itau S.A.	273,232	1,384,870
		5,709,916

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

September 30, 2011 (unaudited)	Shares	Value
South Korea — 1.4%
Samsung Electronics Co. Ltd.	2,674	$1,274,725
		1,274,725
Total Preferred Stocks (Cost $4,603,263)		6,984,641
Total Investments — 97.7% (Cost $84,328,002)		90,828,074
Other Assets, Net — 2.3%		2,117,588
Total Net Assets — 100.0%		$92,945,662

(1) Non-income producing security.
Legend: ADR— American Depositary Receipt. GDR— Global Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$16,499,906	$67,343,527	*	$—	$83,843,433
Preferred Stocks	5,709,916	1,274,725	*	—	6,984,641

Total	$22,209,822	$68,618,252		$—	$90,828,074

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Asset Backed Securities — 1.9%
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	$1,311,873	$1,182,818
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	272,388	263,831
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(1)	725,077	719,180
CNH Equipment Trust
2009-C A4
3.00% due 8/17/2015(2)	5,600,000	5,724,224
GE Capital Credit Card Master Note Trust
2010-3 A
2.21% due 6/15/2016	650,000	664,656
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014(3)	3,975,000	4,120,727
Total Asset Backed Securities (Cost $12,551,067)		12,675,436

Collateralized Mortgage Obligations — 15.2%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034(2)	4,171,142	4,223,794
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	676,450	683,873
Chase Mortgage Finance Corp.
2003-S11 3A1
5.50% due 10/25/2033	1,278,991	1,310,379
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	1,748,726	1,700,850
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	989,137	984,881
2006-19CB A15
6.00% due 8/25/2036	1,547,057	1,240,619
Countrywide Home Loans Mortgage Pass-Through Trust
2003-J7 2A12
5.00% due 8/25/2033	3,329,146	3,434,350
2003-11 A31
5.50% due 5/25/2033	4,254,152	4,416,899
2002-19 1A1
6.25% due 11/25/2032	646,616	684,354
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	3,111,358
1534 Z
5.00% due 6/15/2023	577,333	577,231
3227 PR
5.50% due 9/15/2035	8,458,331	9,485,774
FNMA
2002-77 QG
5.50% due 12/25/2032	4,110,000	4,686,042
2006-45 AC
5.50% due 6/25/2036	422,849	428,482
2002-52 PB
6.00% due 2/25/2032	908,577	920,451
GMAC Mortgage Corp. Loan Trust
2004-J6 2A1
5.25% due 2/25/2035	173,921	174,030
GNMA
1997-19 PG
6.50% due 12/20/2027	2,581,258	2,903,851
GSR Mortgage Loan Trust
2004-10F 6A1
5.00% due 9/25/2034	4,239,037	4,404,860
J.P. Morgan Mortgage Trust
2005-A3 11A2
4.471% due 6/25/2035(1)(2)	5,913,000	5,709,622
2004-S2 1A3
4.75% due 11/25/2019	3,866,587	3,878,883
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	1,280,785	1,332,772
2003-10 3A7
5.50% due 11/25/2033	1,442,339	1,502,470
Prime Mortgage Trust
2004-2 A3
5.25% due 11/25/2019	1,023,101	1,062,619
2003-3 A9
5.50% due 1/25/2034	4,408,073	4,492,999
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	936,697	959,607
Residential Funding Mortgage Securities I, Inc.
2005-S1 2A1
4.75% due 2/25/2020	2,088,303	2,140,663
2005-S3 A1
4.75% due 3/25/2020	3,538,579	3,570,107
2003-S20 1A4
5.50% due 12/25/2033	339,077	339,120
2006-S3 A7
5.50% due 3/25/2036	1,472,376	1,211,312
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(1)	3,423,785	3,454,897
2005-1 4A1
5.00% due 2/25/2020	2,266,241	2,308,758
Wells Fargo Mortgage Backed Securities Trust
2005-1 1A1
4.75% due 1/25/2020	2,603,173	2,676,189
2005-2 2A1
4.75% due 4/25/2020(2)	2,451,238	2,514,931
2004-2 A1
5.00% due 1/25/2019	1,483,804	1,530,651
2006-1 A3
5.00% due 3/25/2021	4,434,722	4,403,027
2006-7 1A1
5.25% due 6/25/2021	1,019,362	1,027,319
2003-9 1A3
5.25% due 8/25/2033	2,262,499	2,351,494
2005-6 A1
5.25% due 8/25/2035	3,807,730	3,804,212
2004-6 A4
5.50% due 6/25/2034	3,078,749	3,245,251
2007-13 A7
6.00% due 9/25/2037	2,149,760	1,964,031
Total Collateralized Mortgage Obligations (Cost $99,633,557)		100,853,012

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Senior Secured Loans — 1.6%
Finance Companies — 0.1%
Springleaf Finance Corp.
Term Loan
5.50% due 5/10/2017(1)	$750,000	$648,000
		648,000

Healthcare — 0.4%
Grifols, Inc.
Term Loan B
6.00% due 6/1/2017(1)	1,995,000	1,954,741

IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017(1)	740,633	725,124
		2,679,865

Metals And Mining — 0.2%
Novelis, Inc.
Term Loan
3.75% due 3/10/2017(1)	1,588,000	1,542,345
		1,542,345

Pharmaceuticals — 0.9%
RPI Finance Trust
Term Loan Tranche 1
3.75% due 11/9/2016(1)	6,000,000	5,943,780
		5,943,780
Total Senior Secured Loans (Cost $11,075,793)		10,813,990

Commercial Mortgage-Backed Securities — 19.6%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(2)(3)	4,420,000	4,720,489
Banc of America Commercial Mortgage, Inc.
2005-6 A4
5.367% due 9/10/2047(1)(2)	5,800,000	6,378,753
2006-2 A4
5.921% due 5/10/2045(1)(2)	3,400,000	3,726,009
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	4,500,000	4,645,076
2005-PW10 A4
5.405% due 12/11/2040(1)	3,735,000	4,039,496
2005-PW10 AM
5.449% due 12/11/2040(1)	3,466,000	3,305,098
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(3)	3,048,612	3,183,906
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049(2)	6,320,000	6,875,534
Citigroup/Deutsche Bank Commercial Mortgage Trust
2005-CD1 AM
5.398% due 7/15/2044(1)	4,295,000	4,414,470
Credit Suisse Mortgage Capital Certificates
2006-C3 A3
6.011% due 6/15/2038(1)	380,000	405,784
Crown Castle Towers LLC
Sr. Sec. Nt.
6.113% due 1/15/2020(2)(3)	5,800,000	6,519,194
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	791,445	790,800
2005-C1 AJ
5.075% due 2/15/2038(1)	2,765,000	2,638,413
2005-C5 AM
5.10% due 8/15/2038(1)	2,100,000	2,150,314
DBUBS Mortgage Trust
2011-LC3A A2
3.642% due 8/10/2044	6,400,000	6,599,940
GE Capital Commercial Mortgage Corp.
2003-C2 A4
5.145% due 7/10/2037	4,975,000	5,186,457
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045(1)	2,100,000	2,005,151
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	3,900,000	4,103,873
2004-GG1 A7
5.317% due 6/10/2036(1)	3,764,000	3,982,707
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042(1)(2)	4,000,000	4,318,244
2005-LDP5 A4
5.372% due 12/15/2044(1)(2)	2,880,000	3,155,694
LB Commercial Conduit Mortgage Trust
1998-C1 F
6.30% due 2/18/2030(3)	5,000,000	5,000,210
LB UBS Commercial Mortgage Trust
2002-C7 A4
4.96% due 12/15/2031	4,400,000	4,534,741
2003-C8 A4
5.124% due 11/15/2032(1)	1,000,000	1,055,207
2002-C1 A4
6.462% due 3/15/2031	629,494	635,581
Merrill Lynch Mortgage Trust
2005-CKI1 A6
5.392% due 11/12/2037(1)	6,250,000	6,840,663
Morgan Stanley Capital I
2004-HQ3 A3
4.49% due 1/13/2041	140,301	141,264
2005-HQ7 AAB
6.656% due 11/14/2042(1)	4,287,050	4,386,008
NCUA Guaranteed Notes
2010-C1 A2
2.90% due 10/29/2020	2,190,000	2,295,094
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
7.283% due 5/18/2032(1)(3)	4,237,000	4,384,469
SBA Tower Trust
Sec. Nt.
4.254% due 4/15/2015(2)(3)	5,500,000	5,806,886
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	1,830,654	1,926,436
2005-C18 A4
4.935% due 4/15/2042	2,495,000	2,690,204
2004-C11 A5
5.215% due 1/15/2041(1)	3,477,000	3,697,824
2006-C23 AM
5.466% due 1/15/2045(1)	4,050,000	3,952,970
Total Commercial Mortgage-Backed Securities (Cost $128,009,669)		130,492,959

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Corporate Bonds — 30.4%
Aerospace & Defense — 0.1%
Northrop Grumman Space
7.75% due 6/1/2029	$500,000	$707,954
		707,954

Automotive — 1.2%
Banque PSA Finance
Sr. Nt.
5.75% due 4/4/2021(3)	1,600,000	1,507,517
BorgWarner, Inc.
Sr. Nt.
4.625% due 9/15/2020	1,500,000	1,613,331
Ford Motor Credit Co. LLC
Sr. Nt.
8.00% due 6/1/2014	3,000,000	3,180,609
RCI Banque SA
Sr. Nt.
4.60% due 4/12/2016(3)	1,500,000	1,473,129
		7,774,586

Banking — 5.3%
American Express Bank FSB
Sr. Nt.
6.00% due 9/13/2017	500,000	562,272
Bank of America Corp.
Sr. Nt.
7.375% due 5/15/2014	1,500,000	1,546,548
Bank One Corp.
Sr. Nt.
5.25% due 1/30/2013	600,000	622,105
Citigroup, Inc.
Sr. Nt.
6.125% due 11/21/2017 - 5/15/2018	3,400,000	3,641,209
City National Corp.
Sr. Nt.
5.125% due 2/15/2013	700,000	717,459
Credit Suisse First Boston USA, Inc.
6.50% due 1/15/2012	800,000	811,462
Credit Suisse/New York NY
Sr. Nt.
3.50% due 3/23/2015	1,000,000	1,000,055
5.30% due 8/13/2019	1,200,000	1,212,354
Deutsche Bank AG London
Sr. Nt.
6.00% due 9/1/2017	800,000	881,264
Discover Bank
Sub. Nt.
7.00% due 4/15/2020	1,600,000	1,695,915
Fifth Third Capital Trust IV
6.50% due 4/15/2037(1)	1,500,000	1,425,150
HSBC USA, Inc.
Sub. Nt.
4.625% due 4/1/2014	700,000	716,799
Huntington BancShares, Inc.
Sub. Nt.
7.00% due 12/15/2020	1,500,000	1,697,778
JPMorgan Chase Bank N.A.
Sub. Nt.
6.00% due 10/1/2017	1,500,000	1,576,958
Lloyds TSB Bank PLC
5.80% due 1/13/2020(3)	1,500,000	1,426,280
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. C
6.05% due 8/15/2012	1,000,000	1,009,180
Morgan Stanley
Sr. Nt.
5.95% due 12/28/2017	2,300,000	2,230,275
Northern Trust Corp.
Sr. Nt.
3.375% due 8/23/2021	1,600,000	1,619,726
PNC Bank N.A.
Sub. Nt.
6.875% due 4/1/2018	800,000	926,445
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	1,500,000	1,462,500
Santander U.S. Debt S.A. Unipersonal
3.724% due 1/20/2015(3)	1,300,000	1,205,458
The Bear Stearns Cos. LLC
Sub. Nt.
5.55% due 1/22/2017	800,000	837,300
The Goldman Sachs Group, Inc.
Sr. Nt.
5.125% due 1/15/2015	1,600,000	1,651,803
Sub. Nt.
5.625% due 1/15/2017	370,000	358,925
UBS AG Stamford CT
Sr. Nt.
4.875% due 8/4/2020	1,600,000	1,540,630
USB Realty Corp.
Jr. Sub. Nt.
6.091% due 1/15/2012(1)(3)(4)	950,000	688,750
Wachovia Corp.
Sub. Nt.
5.25% due 8/1/2014	700,000	734,381
Wells Fargo Bank N.A.
Sub. Nt.
5.75% due 5/16/2016	1,200,000	1,293,492
		35,092,473

Brokerage — 1.2%
BlackRock, Inc.
Sr. Nt.
3.50% due 12/10/2014	1,200,000	1,275,098
4.25% due 5/24/2021	1,700,000	1,771,220
Jefferies Group, Inc.
Sr. Nt.
3.875% due 11/9/2015	1,200,000	1,174,480
Lehman Brothers Holdings Capital Trust VII
5.857% due 5/31/2012(4)(5)	1,000,000	100
Nomura Holdings, Inc.
Sr. Nt.
5.00% due 3/4/2015	1,600,000	1,676,654
Raymond James Financial, Inc.
Sr. Nt.
4.25% due 4/15/2016	1,200,000	1,212,397
The Charles Schwab Corp.
Sr. Nt.
4.95% due 6/1/2014	1,000,000	1,092,810
		8,202,759

Building Materials — 0.4%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	1,445,878
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	1,500,000	1,526,648
		2,972,526

Chemicals — 0.8%
Celanese US Holdings LLC
Sr. Nt.
5.875% due 6/15/2021	1,300,000	1,280,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019	$500,000	$555,260
Incitec Pivot Finance LLC
6.00% due 12/10/2019(3)	1,200,000	1,319,550
Lubrizol Corp.
Sr. Nt.
8.875% due 2/1/2019	500,000	678,101
The Dow Chemical Co.
Sr. Nt.
5.70% due 5/15/2018	1,500,000	1,669,059
		5,502,470

Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	1,200,000	1,348,313
		1,348,313

Consumer Products — 0.2%
Whirlpool Corp.
Sr. Nt.
8.00% due 5/1/2012	1,000,000	1,038,447
		1,038,447

Diversified Manufacturing — 0.1%
Siemens Financieringsmat N.V.
6.125% due 8/17/2026(3)	750,000	919,848
		919,848

Electric — 1.4%
Alabama Power Co.
Sr. Nt.
5.65% due 3/15/2035	750,000	833,462
Duquesne Light Holdings, Inc.
Sr. Nt.
5.50% due 8/15/2015	1,515,000	1,560,050
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	839,821
Nevada Power Co.
6.65% due 4/1/2036	600,000	795,670
PacifiCorp
5.25% due 6/15/2035	350,000	399,084
PPL Electric Utilities Corp.
6.25% due 5/15/2039	1,455,000	1,939,701
San Diego Gas & Electric Co.
3.00% due 8/15/2021	1,300,000	1,313,508
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	800,000	1,308,887
		8,990,183

Energy - Integrated — 0.9%
BP Capital Markets PLC
4.50% due 10/1/2020	1,600,000	1,733,006
Hess Corp.
Sr. Nt.
5.60% due 2/15/2041	2,000,000	2,157,650
Suncor Energy, Inc.
Sr. Nt.
6.50% due 6/15/2038	1,200,000	1,400,512
Tosco Corp.
Sr. Nt.
8.125% due 2/15/2030	500,000	714,513
		6,005,681

Entertainment — 0.4%
Time Warner, Inc.
7.57% due 2/1/2024	1,450,000	1,780,838
Viacom, Inc.
Sr. Nt.
6.875% due 4/30/2036	800,000	953,314
		2,734,152

Food And Beverage — 0.9%
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 1/15/2015	1,650,000	1,788,110
Kraft Foods, Inc.
Sr. Nt.
6.50% due 2/9/2040	500,000	611,209
Mead Johnson Nutrition Co.
Sr. Nt.
4.90% due 11/1/2019	1,200,000	1,342,457
Pernod-Ricard S.A.
Sr. Nt.
5.75% due 4/7/2021(3)	2,000,000	2,192,106
		5,933,882

Gaming — 0.2%
Seminole Indian Tribe of Florida
Sr. Sec. Nt.
5.798% due 10/1/2013(3)	1,500,000	1,501,320
		1,501,320

Government Related — 1.0%
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014(3)	1,500,000	1,595,415
Pemex Project Funding Master Trust
5.75% due 3/1/2018	700,000	757,750
Petrobras International Finance Co.
5.875% due 3/1/2018	1,250,000	1,301,713
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019(3)	2,300,000	2,734,125
		6,389,003

Health Insurance — 0.3%
UnitedHealth Group, Inc.
Sr. Nt.
6.50% due 6/15/2037	500,000	624,692
WellPoint, Inc.
Sr. Nt.
4.35% due 8/15/2020	1,200,000	1,269,773
		1,894,465

Healthcare — 0.5%
Bio-Rad Laboratories, Inc.
Sr. Nt.
4.875% due 12/15/2020	650,000	672,750
Fresenius Medical Care US Finance, Inc.
6.875% due 7/15/2017	1,500,000	1,545,000
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	600,000	779,005
		2,996,755

Independent Energy — 1.0%
Canadian Natural Resources Ltd.
Sr. Nt.
6.25% due 3/15/2038	600,000	711,322
Chesapeake Energy Corp.
6.125% due 2/15/2021	1,400,000	1,410,500
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019(3)	1,767,200	1,890,904
Nexen, Inc.
Sr. Nt.
6.20% due 7/30/2019	900,000	1,026,708

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Whiting Petroleum Corp.
6.50% due 10/1/2018	$1,600,000	$1,608,000
		6,647,434

Industrial - Other — 0.3%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	1,600,000	2,118,096
		2,118,096

Insurance - Life — 1.7%
American International Group, Inc.
Sr. Nt.
5.85% due 1/16/2018	1,000,000	990,700
AXA SA
Jr. Sub. Nt.
6.463% due 12/14/2018(1)(3)(4)	800,000	558,000
ING Groep N.V.
Jr. Sub. Nt.
5.775% due 12/8/2015(1)(4)	2,000,000	1,465,000
MetLife, Inc.
Jr. Sub. Nt.
6.40% due 12/15/2036	500,000	443,194
New York Life Insurance Co.
Sub. Nt.
6.75% due 11/15/2039(3)	1,000,000	1,236,212
Prudential Financial, Inc.
Sr. Nt.
7.375% due 6/15/2019	1,500,000	1,757,698
Symetra Financial Corp.
Sr. Nt.
6.125% due 4/1/2016(3)	800,000	844,062
Teachers Insurance & Annuity Association of America
Sub. Nt.
6.85% due 12/16/2039(3)	1,200,000	1,470,525
The Hartford Financial Services Group, Inc.
Sr. Nt.
5.50% due 3/30/2020	1,500,000	1,462,521
UnumProvident Finance Co.
6.85% due 11/15/2015(3)	1,100,000	1,233,284
		11,461,196

Insurance P&C — 1.6%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	1,000,000	1,141,677
Allied World Assurance Co. Hldgs. Ltd.
7.50% due 8/1/2016	1,100,000	1,249,275
Allstate Life Global Funding Trust Nt.
Sr. Sec. Nt.
5.375% due 4/30/2013	750,000	794,856
Berkshire Hathaway Finance Corp.
5.75% due 1/15/2040	1,500,000	1,686,420
Liberty Mutual Group, Inc.
5.00% due 6/1/2021(3)	1,400,000	1,330,070
The Northwestern Mutual Life Insurance Co.
Nt.
6.063% due 3/30/2040(3)	1,500,000	1,766,349
The Travelers Cos., Inc.
Sr. Nt.
5.75% due 12/15/2017	1,000,000	1,154,476
ZFS Finance USA Trust II
Jr. Sub. Nt.
6.45% due 12/15/2065(1)(3)	1,600,000	1,408,000
		10,531,123

Lodging — 0.3%
Host Hotels & Resorts LP
6.875% due 11/1/2014	1,700,000	1,678,750
		1,678,750

Media Cable — 1.1%
Comcast Corp.
6.45% due 3/15/2037	1,000,000	1,150,379
6.50% due 1/15/2017	1,100,000	1,291,968
Time Warner Cable, Inc.
5.85% due 5/1/2017	2,900,000	3,222,370
Virgin Media Secured Finance PLC
Sr. Sec. Nt.
6.50% due 1/15/2018	1,500,000	1,593,750
		7,258,467

Media Noncable — 0.2%
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	1,500,000	1,507,500
		1,507,500

Metals And Mining — 1.4%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	1,500,000	1,888,147
Cliffs Natural Resources, Inc.
Sr. Nt.
5.90% due 3/15/2020	1,250,000	1,325,974
FMG Resources August 2006 Pty. Ltd.
6.375% due 2/1/2016(3)	2,000,000	1,800,000
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	1,200,000	1,287,000
Steel Dynamics, Inc.
6.75% due 4/1/2015	1,500,000	1,473,750
United States Steel Corp.
Sr. Nt.
7.00% due 2/1/2018	1,500,000	1,350,000
Vale Overseas Ltd.
6.25% due 1/23/2017	400,000	433,600
		9,558,471

Non Captive Consumer — 0.3%
Household Finance Corp.
Sr. Nt.
6.375% due 11/27/2012	1,000,000	1,036,450
SLM Corp.
Sr. Nt.
6.25% due 1/25/2016	1,200,000	1,177,841
		2,214,291

Non Captive Diversified — 1.1%
Ally Financial, Inc.
4.50% due 2/11/2014	1,500,000	1,372,500
CIT Group, Inc.
Sec. Nt.
5.25% due 4/1/2014(3)	1,500,000	1,451,250
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	650,000	668,509
General Electric Capital Corp.
6.75% due 3/15/2032	1,000,000	1,141,571
Sr. Nt.
5.625% due 5/1/2018	1,200,000	1,311,827
KKR Group Finance Co.
6.375% due 9/29/2020(3)	1,600,000	1,677,609
		7,623,266

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Oil Field Services — 0.4%
Transocean, Inc.
6.00% due 3/15/2018	$550,000	$585,631
Weatherford International Ltd.
5.15% due 3/15/2013	700,000	733,704
6.50% due 8/1/2036	1,500,000	1,572,111
		2,891,446

Paper — 0.2%
Georgia-Pacific LLC
5.40% due 11/1/2020(3)	1,000,000	1,017,316
		1,017,316

Pharmaceuticals — 0.7%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	1,400,000	1,650,824
Amgen, Inc.
Sr. Nt.
5.85% due 6/1/2017	400,000	476,572
Eli Lilly & Co.
Sr. Nt.
4.20% due 3/6/2014	1,500,000	1,620,762
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	800,000	1,002,510
		4,750,668

Pipelines — 0.9%
Boardwalk Pipelines LP
5.75% due 9/15/2019	1,600,000	1,785,691
El Paso Pipeline Partners Operating Co. LLC
5.00% due 10/1/2021	1,600,000	1,602,800
Energy Transfer Partners LP
Sr. Nt.
8.50% due 4/15/2014	750,000	850,978
Enterprise Products Operating LLC
8.375% due 8/1/2066(1)	400,000	414,500
Williams Partners LP
Sr. Nt.
5.25% due 3/15/2020	1,000,000	1,075,596
		5,729,565

Railroads — 0.1%
Canadian National Railway Co.
Sr. Nt.
5.85% due 11/15/2017	800,000	953,582
		953,582

Refining — 0.4%
Motiva Enterprises LLC
Nt.
5.75% due 1/15/2020(3)	1,500,000	1,737,372
Valero Energy Corp.
Sr. Nt.
9.375% due 3/15/2019	600,000	768,886
		2,506,258

REITs — 0.9%
CommonWealth REIT
Sr. Nt.
5.875% due 9/15/2020	1,200,000	1,231,581
Equity One, Inc.
6.25% due 12/15/2014	1,100,000	1,162,697
ERP Operating LP
Sr. Nt.
5.375% due 8/1/2016	775,000	844,381
ProLogis LP
6.875% due 3/15/2020	1,500,000	1,564,911
WEA Finance LLC
5.40% due 10/1/2012(3)	900,000	927,841
		5,731,411

Technology — 0.5%
Computer Sciences Corp.
Sr. Nt. Ser. WI
6.50% due 3/15/2018	800,000	864,110
KLA-Tencor Corp.
Sr. Nt.
6.90% due 5/1/2018	1,500,000	1,713,972
National Semiconductor Corp.
Sr. Nt.
6.60% due 6/15/2017	500,000	596,496
		3,174,578

Wireless — 1.0%
America Movil S.A.B. de C.V.
5.00% due 10/16/2019	1,500,000	1,596,000
American Tower Corp.
Sr. Nt.
4.625% due 4/1/2015	1,500,000	1,590,487
Cellco Partnership
Sr. Nt.
5.55% due 2/1/2014	800,000	875,234
New Cingular Wireless Services, Inc.
8.125% due 5/1/2012	1,250,000	1,300,446
Vodafone Group PLC
Sr. Nt.
5.45% due 6/10/2019	1,000,000	1,172,300
6.15% due 2/27/2037	350,000	433,793
		6,968,260

Wirelines — 1.2%
AT&T, Inc.
Sr. Nt.
6.30% due 1/15/2038	1,200,000	1,374,632
Deutsche Telekom International Finance BV
8.75% due 6/15/2030	850,000	1,133,739
France Telecom S.A.
Sr. Nt.
8.50% due 3/1/2031	335,000	463,942
Qwest Communications International, Inc.
7.125% due 4/1/2018	1,500,000	1,470,000
Telecom Italia Capital SA
5.25% due 11/15/2013 - 10/1/2015	2,050,000	1,990,574
Verizon Communications, Inc.
Sr. Nt.
6.40% due 2/15/2038	1,250,000	1,532,153
		7,965,040
Total Corporate Bonds (Cost $190,921,023)		202,291,535

Hybrid ARMS — 0.3%
FNMA
2.44% due 8/1/2046(1)	595,213	626,056
5.765% due 12/1/2036(1)	955,643	1,007,488
Total Hybrid ARMS (Cost $1,560,983)		1,633,544

Mortgage Pass-Through Securities — 20.1%
FHLMC

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
4.00% due 12/1/2040 - 1/1/2041	$17,510,515	$18,356,857
5.50% due 2/1/2037 - 6/1/2038	3,524,506	3,827,101
7.00% due 9/1/2038	710,845	816,103
FNMA
4.00% due 11/1/2040	9,663,597	10,141,643
4.00% due 12/1/2041(6)	33,200,000	34,797,750
4.50% due 12/1/2041(6)	14,700,000	15,593,484
5.00% due 4/1/2023 - 12/1/2039	20,706,611	22,298,543
5.00% due 12/1/2041(6)	4,000,000	4,302,500
5.50% due 1/1/2038 - 2/1/2039	20,031,056	21,771,817
6.00% due 8/1/2021	519,225	568,098
6.50% due 2/1/2013 - 12/1/2014	86,933	90,617
7.00% due 9/1/2014 - 6/1/2032	230,790	262,302
7.50% due 12/1/2029	218,715	255,441
8.00% due 1/1/2030 - 9/1/2030	80,264	94,287
GNMA
6.00% due 10/15/2032 -12/15/2033	595,855	667,842
Total Mortgage Pass-Through Securities (Cost $130,533,495)		133,844,385

Municipal Bonds — 2.1%
Arizona Wtr. Infrastructure Fin. Auth. Rev.
Wtr. Quality Ser. A
5.00% due 10/1/2027	1,200,000	1,340,676
California St. G.O.
5.25% due 4/1/2014	800,000	869,536
Chicago Illinois Metropolitan Wtr. Reclamation
Dist. Greater Chicago G.O.
Build America Bonds Taxable Direct Payment
5.72% due 12/1/2038	1,600,000	1,944,560
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev.
Build America Bonds Ser. A
6.184% due 1/1/2034	1,000,000	1,130,330
Massachusetts Bay Transn. Auth. Rev.
Ser. A
5.25% due 7/1/2034	2,400,000	2,616,960
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,190,000	1,357,933
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Rev.
Build America Bonds Ser. EE
6.011% due 6/15/2042	1,600,000	2,036,208
Oregon Sch. Brd. Association
4.759% due 6/30/2028	450,000	453,946
San Diego Cnty. California Wtr. Auth. Fing. Agcy.
Wtr. Rev.
Build America Bonds Ser. B
6.138% due 5/1/2049	1,500,000	1,876,365
Total Municipal Bonds (Cost $11,837,105)		13,626,514

U.S. Government Securities — 7.8%
U.S. Treasury Bonds
3.75% due 8/15/2041	5,300,000	6,170,366
3.875% due 8/15/2040	5,750,000	6,831,719
4.25% due 11/15/2040	11,280,000	14,263,910
4.375% due 5/15/2041	4,050,000	5,232,114
4.75% due 2/15/2041	1,970,000	2,691,820
6.625% due 2/15/2027	1,300,000	1,986,562
U.S. Treasury Note
2.125% due 8/15/2021	14,330,000	14,583,068
Total U.S. Government Securities (Cost $44,504,728)		51,759,559

Short-Term Investments — 2.4%
Nestle Capital Corp.
0.03% due 10/13/2011(2)	1,000,000	999,990
Philip Morris International, Inc.
0.09% due 10/13/2011(2)	10,000,000	9,999,700
The Travelers Companies, Inc.
0.07% due 10/13/2011(2)	5,000,000	4,999,883
Total Short-Term Investments (Cost $15,999,573)		15,999,573

Repurchase Agreements — 6.7%
State Street Bank and Trust Co. Repurchase
Agreement, 0.01%, dated 9/30/2011, maturity
value of $44,723,037, due 10/3/2011(7)	44,723,000	44,723,000
Total Repurchase Agreements (Cost $44,723,000)		44,723,000
Total Investments — 108.1% (Cost $691,349,993)		718,713,507
Other Liabilities, Net — (8.1)%		(53,869,190)
Total Net Assets — 100.0%		$664,844,317

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2011.
(2)	Securities are segregated to cover to be announced securities, TBA.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $70,648,173, representing 10.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman Brothers Holdings Capital Trust VII	5.857%	5/31/2012	$1,000,000	$996,693	$100

(6)	TBA—To be announced.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.78%	9/8/2014	$37,046,363
FHLMC	0.90%	9/12/2014	8,572,583

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$12,675,436	$—	$12,675,436
Collateralized Mortgage Obligations	—	100,853,012	—	100,853,012
Senior Secured Loans	—	10,813,990	—	10,813,990
Commercial Mortgage-Backed Securities	—	130,492,959	—	130,492,959
Corporate Bonds	—	202,291,535	—	202,291,535
Hybrid ARMS	—	1,633,544	—	1,633,544
Mortgage Pass-Through Securities	—	133,844,385	—	133,844,385
Municipal Bonds	—	13,626,514	—	13,626,514
U.S. Government Securities	—	51,759,559	—	51,759,559
Short-Term Investments	—	15,999,573	—	15,999,573
Repurchase Agreements	—	44,723,000	—	44,723,000

Total	$—	$718,713,507	$—	$718,713,507

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Asset Backed Securities — 14.6%
Ally Auto Receivables Trust
2010-3 A3
1.11% due 10/15/2014	$1,000,000	$1,005,364
Ally Master Owner Trust
2011-1 A2
2.15% due 1/15/2016	350,000	355,423
2010-3 A
2.88% due 4/15/2015(1)	800,000	820,029
AmeriCredit Automobile Receivables Trust
2010-3 A3
1.14% due 4/8/2015	900,000	902,435
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(2)	120,293	108,459
Bank of America Auto Trust
2010-1A A4
2.18% due 2/15/2017(1)	450,000	460,306
2009-2A A4
3.03% due 10/15/2016(1)	740,000	756,587
Capital One Multi-Asset Execution Trust
2005-A10 A
0.309% due 9/15/2015(2)	260,000	259,665
2005-A7 A7
4.70% due 6/15/2015	850,000	879,722
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	210,881	204,256
Citibank Credit Card Issuance Trust
2004-A8 A8
4.90% due 12/12/2016	950,000	1,067,319
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(2)	144,705	143,528
CNH Equipment Trust
2009-C A4
3.00% due 8/17/2015(3)	1,200,000	1,226,620
Ford Credit Floorplan Master Owner Trust
2010-3 A2
1.929% due 2/15/2017(1)(2)	985,000	1,016,570
GE Capital Credit Card Master Note Trust
2010-3 A
2.21% due 6/15/2016	1,250,000	1,278,184
Harley-Davidson Motorcycle Trust
2009-2 A4
3.32% due 2/15/2017	1,000,000	1,017,581
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014(1)	950,000	984,828
Honda Auto Receivables Owner Trust
2010-3 A4
0.94% due 12/21/2016	954,000	956,388
Huntington Auto Trust
2011-1A A3
1.01% due 1/15/2016(1)	1,000,000	998,334
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	600,000	621,592
John Deere Owner Trust
2009-B A4
2.33% due 5/16/2016(3)	850,000	860,409
Navistar Financial Corp. Owner Trust
2010-A A3
1.99% due 1/21/2014(1)	950,000	956,296
Nissan Auto Lease Trust
2009-B A3
2.07% due 1/15/2015	4,868	4,871
PG&E Energy Recovery Funding LLC
2005-1 A4
4.37% due 6/25/2014	376,106	382,189
2005-1 A5
4.47% due 12/25/2014	420,000	434,892
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5
6.163% due 8/25/2032(2)	20,695	10,711
Toyota Auto Receivables Owner Trust
2010-C A4
1.09% due 12/15/2014	500,000	502,870
Volkswagen Auto Lease Trust
2010-A A4
1.18% due 10/20/2015	900,000	904,998
World Omni Auto Receivables Trust
2010-A A4
2.21% due 5/15/2015	600,000	611,125
World Omni Automobile Lease Securitization Trust
2009-A A3
1.65% due 2/15/2013	202,172	202,377
Total Asset Backed Securities (Cost $19,798,668)		19,933,928
Collateralized Mortgage Obligations — 9.4%
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	165,778	167,597
Chase Mortgage Finance Corp.
2003-S10 A1
4.75% due 11/25/2018	454,728	468,452
2003-S14 3A1
5.50% due 1/25/2034	213,522	217,286
Citicorp Mortgage Securities, Inc.
2005-1 1A9
5.25% due 2/25/2035	190,318	190,352
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	214,314	213,392
Countrywide Home Loans Mortgage Pass-Through Trust
2003-50 A1
5.00% due 11/25/2018	684,086	703,334
2004-9 A1
5.00% due 6/25/2034	586,677	599,055
2002-19 1A1
6.25% due 11/25/2032	38,604	40,857
Countrywide Home Loans Trust
2003-11 A31
5.50% due 5/25/2033	745,500	774,019
CS First Boston Mortgage Securities Corp.
2003-23 2A8
4.50% due 10/25/2018	268,306	275,789
2003-8 2A1
5.00% due 4/25/2018	447,887	454,475
2004-5 5A1
5.00% due 8/25/2019	655,322	662,930
FHLMC
1534 Z
5.00% due 6/15/2023	78,828	78,814
20 H
5.50% due 10/25/2023	39,588	41,544

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
First Horizon Mortgage Pass-Through Trust
2004-4 2A3
4.50% due 7/25/2019	$506,875	$513,959
FNMA
2003-63 GU
4.00% due 7/25/2033	2,970	3,044
2005-39 CL
5.00% due 12/25/2021	114	114
2006-45 AC
5.50% due 6/25/2036	30,309	30,713
2002-52 PB
6.00% due 2/25/2032	67,235	68,113
GMAC Mortgage Corp. Loan Trust
2004-J6 2A1
5.25% due 2/25/2035	45,102	45,130
J.P. Morgan Mortgage Trust
2005-A1 5A1
4.47% due 2/25/2035(2)	120,343	118,941
2004-S2 1A3
4.75% due 11/25/2019	253,880	254,687
2004-S1 1A7
5.00% due 9/25/2034	104,220	107,313
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	211,890	220,491
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018	257,019	261,316
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019	469,713	483,510
2003-3 A9
5.50% due 1/25/2034	394,742	402,347
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	32,167	32,954
Residential Asset Securitization Trust
2003-A2 A1
4.25% due 5/25/2033	701,302	684,042
Residential Funding Mortgage Securities I, Inc.
2004-S9 2A1
4.75% due 12/25/2019	341,887	348,484
2005-S1 2A1
4.75% due 2/25/2020	316,421	324,355
2003-S20 1A4
5.50% due 12/25/2033	26,210	26,214
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(2)	608,322	613,850
2005-1 4A1
5.00% due 2/25/2020	366,892	373,775
Wells Fargo Mortgage Backed Securities Trust
2003-J 2A1
4.416% due 10/25/2033(2)	247,283	247,678
2003-8 A1
4.50% due 8/25/2018	183,183	188,403
2003-J 1A9
4.586% due 10/25/2033(2)	1,015,180	989,682
2003-N 2A1
4.742% due 12/25/2033(2)	590,586	579,269
2003-15 1A1
4.75% due 12/25/2018	60,915	62,871
2005-1 1A1
4.75% due 1/25/2020	347,990	357,751
2004-2 A1
5.00% due 1/25/2019	434,425	448,141
2006-7 1A1
5.25% due 6/25/2021	159,145	160,388
Total Collateralized Mortgage Obligations (Cost $12,866,322)		12,835,431
Senior Secured Loans — 2.8%
Energy — 0.2%
CITGO Petroleum Corp.
Term Loan C
9.00% due 6/23/2017(2)	296,250	300,694
		300,694
Finance Companies — 0.1%
Springleaf Finance Corp.
Term Loan
5.50% due 5/10/2017(2)	200,000	172,800
		172,800
Healthcare — 0.4%
Grifols, Inc.
Term Loan B
6.00% due 6/1/2017(2)	249,375	244,343
IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017(2)	246,253	241,096
		485,439
Pharmaceuticals — 1.1%
Mylan Laboratories, Inc.
Term Loan B
3.50% due 10/2/2014(2)	500,000	498,750
RP Select Finance Trust
Term Loan A
2.619% due 8/12/2016(2)	975,000	965,250
		1,464,000
Real Estate Investment Trusts — 0.8%
Istar Financial, Inc.
Term Loan A1
5.00% due 6/28/2013(2)	607,089	585,191
LNR Property Corp.
Term Loan B
4.75% due 4/29/2016(2)	487,500	472,061
		1,057,252
Retailers — 0.2%
BJ’s Wholesale Club, Inc.
Term Loan B
7.00% due 9/27/2018(2)	350,000	338,187
		338,187
Total Senior Secured Loans (Cost $3,888,495)		3,818,372
Commercial Mortgage-Backed Securities — 21.6%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(1)	580,000	619,431
Banc of America Commercial Mortgage, Inc.
2004-1 A4
4.76% due 11/10/2039	750,000	784,482
2005-6 A4
5.367% due 9/10/2047(2)	500,000	549,892
2006-2 A4
5.921% due 5/10/2045(2)	500,000	547,942

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities
2004-PWR3 A4
4.715% due 2/11/2041	$540,000	$564,114
2003-T10 A2
4.74% due 3/13/2040	550,000	567,731
2003-PWR2 A4
5.186% due 5/11/2039(2)	700,000	735,480
CDC Commercial Mortgage Trust
2002-FX1 B
5.856% due 5/15/2035	650,000	650,203
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(2)	366,704	382,978
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049	800,000	870,321
2004-C1 A4
5.541% due 4/15/2040(2)	1,030,000	1,099,007
Commercial Mortgage Asset Trust
1999-C1 B
7.23% due 1/17/2032(2)	1,000,000	1,049,876
Commercial Mortgage Pass-Through Certificates
2003-LB1A A1
3.251% due 6/10/2038	213,238	214,338
2005-LP5 A4
4.982% due 5/10/2043(2)	530,000	570,438
Crown Castle Towers LLC
Sr. Sec. Nt.
3.214% due 8/15/2035(1)	350,000	355,323
4.523% due 1/15/2035(1)	550,000	577,033
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038	1,135,000	1,164,626
2002-CP5 A1
4.106% due 12/15/2035	131,484	131,743
2004-C5 A2
4.183% due 11/15/2037	44,588	44,552
2004-C2 A2
5.416% due 5/15/2036(2)	1,102,000	1,180,153
1997-C2 F
7.46% due 1/17/2035(2)	575,000	611,984
First Union-Lehman Brothers-Bank of America
1998-C2 E
6.778% due 11/18/2035	872,000	914,217
GE Capital Commercial Mortgage Corp.
2004-C1 A3
4.596% due 11/10/2038	115,000	119,805
2004-C1 B
4.692% due 11/10/2038(2)	385,000	386,665
2005-C1 AJ
4.826% due 6/10/2048(2)	500,000	470,414
2003-C2 A4
5.145% due 7/10/2037	545,000	568,165
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.638% due 5/10/2040(2)	730,000	776,875
Greenwich Capital Commercial Funding Corp.
2005-GG3 A3
4.569% due 8/10/2042	890,000	896,338
2004-GG1 A7
5.317% due 6/10/2036(2)	1,075,000	1,137,463
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2003-CB6 A2
5.255% due 7/12/2037(2)	800,000	839,432
2005-LDP5 AM
5.414% due 12/15/2044(2)	940,000	951,913
LB UBS Commercial Mortgage Trust
2003-C7 A4
4.931% due 9/15/2035(2)	1,005,000	1,054,140
2002-C7 A4
4.96% due 12/15/2031	600,000	618,374
2003-C8 A4
5.124% due 11/15/2032(2)	500,000	527,603
Merrill Lynch Mortgage Trust
2003-KEY1 A4
5.236% due 11/12/2035(2)	500,000	524,962
Morgan Stanley Capital I
2004-HQ3 A4
4.80% due 1/13/2041	450,000	473,170
2003-T11 A3
4.85% due 6/13/2041	57,736	57,935
2005-HQ7 AAB
6.656% due 11/14/2042(2)	428,705	438,601
Morgan Stanley Dean Witter Capital I
2002-IQ2 B
5.93% due 12/15/2035	347,000	350,324
Nomura Asset Securities Corp.
1998-D6 B1
6.00% due 3/15/2030(1)	580,000	595,082
Salomon Brothers Mortgage Securities VII, Inc.
2002-KEY2 A2
4.467% due 3/18/2036	240,380	241,586
2002-KEY2 A3
4.865% due 3/18/2036	270,000	273,924
1999-C1 G
7.283% due 5/18/2032(1)(2)	450,500	466,180
Wachovia Bank Commercial Mortgage Trust
2003-C8 A3
4.445% due 11/15/2035	635,682	636,850
2004-C10 A4
4.748% due 2/15/2041	548,552	577,253
2004-C11 A5
5.215% due 1/15/2041(2)	575,000	611,518
2005-C21 A4
5.381% due 10/15/2044(2)	900,000	978,602
2006-C23 AM
5.466% due 1/15/2045(2)	750,000	732,031
Total Commercial Mortgage-Backed Securities (Cost $29,655,623)		29,491,069
Corporate Bonds — 35.9%
Aerospace/Defense — 0.4%
L-3 Communications Corp.
Ser. B
6.375% due 10/15/2015	500,000	510,625
		510,625
Automotive — 1.3%
Banque PSA Finance
Sr. Nt.
3.375% due 4/4/2014(1)	500,000	484,354
Daimler Finance North America LLC
1.875% due 9/15/2014(1)	350,000	345,413
Ford Motor Credit Co. LLC
Sr. Nt.
7.50% due 8/1/2012	500,000	509,939

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
RCI Banque S.A.
Sr. Nt.
3.40% due 4/11/2014(1)	$500,000	$484,530
		1,824,236
Banking — 7.7%
Abbey National Treasury Services PLC
2.875% due 4/25/2014	500,000	471,159
American Express Travel Related Services Co., Inc.
Sr. Nt.
5.25% due 11/21/2011(1)	500,000	502,545
ANZ National Int’l Ltd.
2.375% due 12/21/2012(1)	500,000	502,919
Barclays Bank PLC
Sr. Nt.
2.50% due 1/23/2013	400,000	397,292
Capital One Financial Corp.
Sr. Nt.
2.125% due 7/15/2014	500,000	495,017
Citigroup, Inc.
Sr. Nt.
5.50% due 4/11/2013	300,000	308,768
Credit Suisse/New York NY
Sr. Nt.
3.45% due 7/2/2012	200,000	203,145
5.00% due 5/15/2013	250,000	258,382
Deutsche Bank AG
Sr. Nt.
2.375% due 1/11/2013	300,000	297,926
Fifth Third Capital Trust IV
6.50% due 4/15/2067(2)	650,000	617,565
ING Bank N.V.
Sr. Nt.
2.375% due 6/9/2014(1)	600,000	581,859
JPMorgan Chase & Co.
Sr. Nt.
2.05% due 1/24/2014	500,000	505,017
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. C
6.05% due 8/15/2012	350,000	353,213
Morgan Stanley
Sr. Nt.
2.875% due 1/24/2014	250,000	240,757
5.30% due 3/1/2013	250,000	252,088
PNC Preferred Funding Trust III
Jr. Sub. Nt.
8.70% due 3/29/2049(1)(2)(4)	400,000	411,840
Rabobank Nederland N.V.
Sr. Nt.
2.65% due 8/17/2012(1)	250,000	253,918
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	500,000	487,500
Royal Bank of Scotland PLC
3.25% due 1/11/2014	500,000	484,789
The Goldman Sachs Group, Inc.
Sr. Nt.
3.625% due 8/1/2012	500,000	506,924
Toronto-Dominion Bank
Sr. Nt.
1.375% due 7/14/2014	500,000	504,458
U.S. Bancorp
Sr. Nt., Ser. MTN
2.875% due 11/20/2014	500,000	518,296
UBS AG Stamford CT
Sr. Nt.
2.25% due 8/12/2013	500,000	491,035
Union Bank N.A.
Sr. Nt.
2.125% due 12/16/2013	500,000	504,515
Westpac Banking Corp.
Sr. Nt.
2.10% due 8/2/2013	300,000	304,291
		10,455,218
Building Materials — 0.2%
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	250,000	254,441
		254,441
Chemicals — 0.6%
Airgas, Inc.
Sr. Nt.
2.85% due 10/1/2013	500,000	511,652
The Dow Chemical Co.
Sr. Nt.
4.85% due 8/15/2012	300,000	308,881
		820,533
Construction Machinery — 0.2%
Case New Holland, Inc.
7.75% due 9/1/2013	250,000	260,625
		260,625
Consumer Products — 0.2%
Whirlpool Corp.
Sr. Nt.
8.00% due 5/1/2012	250,000	259,612
		259,612
Diversified Manufacturing — 0.1%
Danaher Corp.
Sr. Nt.
1.30% due 6/23/2014	200,000	202,314
		202,314
Electric — 2.2%
AEP Texas North Co.
Sr. Nt. Ser. B
5.50% due 3/1/2013	150,000	158,088
Edison Mission Energy
Sr. Nt.
7.50% due 6/15/2013	500,000	465,000
EDP Finance BV
Sr. Nt.
5.375% due 11/2/2012(1)	500,000	482,544
FirstEnergy Corp.
Sr. Nt. Ser. B
6.45% due 11/15/2011	200,000	201,089
Great Plains Energy, Inc.
Sr. Nt.
2.75% due 8/15/2013	200,000	203,445
MidAmerican Energy Holdings Co.
Sr. Nt.
3.15% due 7/15/2012	200,000	203,393
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	128,187	130,751
National Rural Utilities Cooperative Finance Corp.
1.125% due 11/1/2013	500,000	500,725
2.625% due 9/16/2012	200,000	203,620
Oncor Electric Delivery Co.
Sr. Sec. Nt.
6.375% due 5/1/2012	250,000	257,420

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
The AES Corp.
Sr. Nt.
7.75% due 3/1/2014	$250,000	$255,000
		3,061,075
Energy - Integrated — 0.4%
BP Capital Markets PLC
3.125% due 3/10/2012	500,000	504,626
		504,626
Food And Beverage — 2.1%
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 3/26/2013	450,000	459,765
3.00% due 10/15/2012	200,000	204,154
Coca-Cola Enterprises, Inc.
Sr. Nt.
1.125% due 11/12/2013	300,000	299,503
Dr. Pepper Snapple Group, Inc.
1.70% due 12/21/2011	300,000	300,550
General Mills, Inc.
Sr. Nt.
1.55% due 5/16/2014	250,000	252,451
Kraft Foods, Inc.
Sr. Nt.
2.625% due 5/8/2013	600,000	612,442
PepsiCo, Inc.
Sr. Nt.
0.80% due 8/25/2014	500,000	497,470
Wm. Wrigley Jr. Co.
Sec. Nt.
2.45% due 6/28/2012(1)	150,000	151,831
Sr. Sec. Nt.
3.05% due 6/28/2013(1)	150,000	153,153
		2,931,319
Gaming — 0.2%
Seminole Indian Tribe of Florida
Sr. Sec. Nt.
5.798% due 10/1/2013(1)	300,000	300,264
		300,264
Government Related — 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
4.50% due 9/30/2012(1)	250,000	256,250
		256,250
Health Insurance — 0.4%
UnitedHealth Group, Inc.
Sr. Nt.
4.875% due 4/1/2013	500,000	526,285
		526,285
Healthcare — 1.2%
AmerisourceBergen Corp.
5.625% due 9/15/2012	250,000	260,040
CareFusion Corp.
Sr. Nt.
4.125% due 8/1/2012	250,000	255,622
Express Scripts, Inc.
5.25% due 6/15/2012	300,000	308,047
Life Technologies Corp.
Sr. Nt.
3.375% due 3/1/2013	550,000	563,807
Thermo Fisher Scientific, Inc.
Sr. Nt.
2.15% due 12/28/2012	300,000	304,932
		1,692,448
Independent Energy — 0.7%
Chesapeake Energy Corp.
7.625% due 7/15/2013	350,000	366,625
Woodside Finance Ltd.
5.00% due 11/15/2013(1)	600,000	636,964
		1,003,589
Insurance - Life — 3.0%
Aegon N.V.
Sr. Nt.
4.75% due 6/1/2013	500,000	521,902
American International Group, Inc.
Sr. Nt.
3.65% due 1/15/2014	500,000	487,516
Assurant, Inc.
Sr. Nt.
5.625% due 2/15/2014	500,000	523,692
Genworth Financial, Inc.
Sr. Nt.
5.65% due 6/15/2012	500,000	505,554
Lincoln National Corp.
Sr. Nt.
5.65% due 8/27/2012	600,000	622,444
Metropolitan Life Global Funding I
Sr. Sec. Nt.
2.875% due 9/17/2012(1)	500,000	507,925
New York Life Global Funding
2.25% due 12/14/2012(1)	200,000	202,537
Prudential Financial, Inc.
Sr. Nt.
3.625% due 9/17/2012	200,000	203,353
5.10% due 12/14/2011	300,000	301,808
The Hartford Financial Services Group, Inc.
Sr. Nt.
5.25% due 10/15/2011	250,000	250,297
		4,127,028
Insurance P&C — 1.4%
Aspen Insurance Holdings Ltd.
Sr. Nt.
6.00% due 8/15/2014	350,000	369,716
Axis Capital Holdings Ltd.
Sr. Nt.
5.75% due 12/1/2014	300,000	319,818
Berkshire Hathaway Finance Corp.
1.50% due 1/10/2014	250,000	253,252
Marsh & McLennan Cos., Inc.
Sr. Nt.
4.85% due 2/15/2013	500,000	518,178
XL Capital Finance Europe PLC
6.50% due 1/15/2012	500,000	507,439
		1,968,403
Lodging — 0.2%
Royal Caribbean Cruises Ltd.
Sr. Nt.
7.00% due 6/15/2013	300,000	305,250
		305,250
Media Cable — 0.4%
Time Warner Cable, Inc.
5.40% due 7/2/2012	500,000	516,078
		516,078
Media Noncable — 0.6%
NBCUniversal Media LLC
Sr. Nt.
2.10% due 4/1/2014	500,000	507,572
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	250,000	251,250
		758,822

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Metals And Mining — 2.0%
Alcoa, Inc.
Sr. Nt.
6.00% due 1/15/2012	$300,000	$302,996
Anglo American Capital PLC
2.15% due 9/27/2013(1)	300,000	299,111
ArcelorMittal
Sr. Nt.
5.375% due 6/1/2013	250,000	255,102
FMG Resources August 2006 Pty. Ltd.
7.00% due 11/1/2015(1)	500,000	465,000
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	450,000	482,625
Steel Dynamics, Inc.
7.375% due 11/1/2012	300,000	306,750
United States Steel Corp.
Sr. Nt.
5.65% due 6/1/2013	300,000	301,500
Xstrata Finance Canada Ltd.
5.50% due 11/16/2011(1)	250,000	251,238
		2,664,322
Non Captive Consumer — 0.8%
HSBC Finance Corp.
Sr. Nt.
4.75% due 7/15/2013	500,000	516,915
SLM Corp.
Sr. Nt. Ser. A
5.00% due 10/1/2013	300,000	293,663
5.40% due 10/25/2011	250,000	249,983
		1,060,561
Non Captive Diversified — 1.2%
Ally Financial, Inc.
4.50% due 2/11/2014	450,000	411,750
CIT Group, Inc.
Sec. Nt.
5.25% due 4/1/2014(1)	300,000	290,250
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	300,000	308,543
General Electric Capital Corp.
Sr. Nt.
2.80% due 1/8/2013	650,000	661,189
		1,671,732
Oil Field Services — 0.8%
Transocean Ltd.
5.25% due 3/15/2013	300,000	312,481
Weatherford International Ltd.
5.15% due 3/15/2013	761,000	797,641
		1,110,122
Packaging — 0.4%
Bemis Co., Inc.
Sr. Nt.
4.875% due 4/1/2012	210,000	213,200
Pactiv Corp.
Sr. Nt.
5.875% due 7/15/2012	400,000	401,000
		614,200
Pharmaceuticals — 0.5%
Eli Lilly & Co.
Sr. Nt.
3.55% due 3/6/2012	350,000	354,423
Pfizer, Inc.
Sr. Nt.
4.45% due 3/15/2012	350,000	355,977
		710,400
Pipelines — 1.5%
Energy Transfer Partners LP
Sr. Nt.
5.65% due 8/1/2012	200,000	206,144
Enterprise Products Operating LLC
4.60% due 8/1/2012	300,000	307,830
Kinder Morgan Energy Partners LP
Sr. Nt.
7.125% due 3/15/2012	300,000	307,696
Kinder Morgan, Inc.
Sr. Nt.
6.50% due 9/1/2012	400,000	412,000
NGPL PipeCo LLC
Sr. Nt.
6.514% due 12/15/2012(1)	300,000	312,247
Plains All American Pipeline LP
4.25% due 9/1/2012	500,000	514,000
		2,059,917
REITs — 0.6%
Camden Property Trust
Sr. Nt.
5.875% due 11/30/2012	250,000	259,521
CommonWealth REIT
Sr. Nt.
6.95% due 4/1/2012	300,000	305,196
Liberty Property LP
Sr. Nt.
6.375% due 8/15/2012	200,000	206,761
		771,478
Retailers — 0.7%
Home Depot, Inc.
Sr. Nt.
5.25% due 12/16/2013	600,000	652,474
Macy’s Retail Holdings, Inc.
5.35% due 3/15/2012	350,000	355,385
		1,007,859
Technology — 2.1%
Agilent Technologies, Inc.
Sr. Nt.
2.50% due 7/15/2013	200,000	202,844
4.45% due 9/14/2012	300,000	308,491
Broadcom Corp.
Sr. Nt.
1.50% due 11/1/2013	500,000	500,975
Hewlett-Packard Co.
Sr. Nt.
2.35% due 3/15/2015	300,000	300,908
4.25% due 2/24/2012	200,000	202,677
Lexmark International, Inc.
Sr. Nt.
5.90% due 6/1/2013	350,000	371,495
Maxim Integrated Products, Inc.
Sr. Nt.
3.45% due 6/14/2013	250,000	257,880
National Semiconductor Corp.
Sr. Nt.
6.15% due 6/15/2012	250,000	257,104
Pitney Bowes, Inc.
Sr. Nt.
3.875% due 6/15/2013	400,000	414,436
		2,816,810

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Transportation Services — 0.4%
ERAC USA Finance LLC
2.25% due 1/10/2014(1)	$500,000	$502,812
		502,812
Wireless — 0.3%
Cellco Partnership
Sr. Nt.
5.25% due 2/1/2012	400,000	405,568
		405,568
Wirelines — 0.9%
Telecom Italia Capital SA
5.25% due 11/15/2013	500,000	488,738
Telefonica Emisiones SAU
2.582% due 4/26/2013	700,000	677,410
		1,166,148
Total Corporate Bonds (Cost $49,306,245)		49,100,970
Government Agencies — 0.2%
PNC Funding Corp.
2.30% due 6/22/2012(5)	350,000	354,813
Total Government Agencies (Cost $350,436)		354,813
Hybrid ARMS — 0.0%
FNMA
2.44% due 8/1/2046(2)	44,677	46,993
Total Hybrid ARMS (Cost $45,067)		46,993
Mortgage-Backed Securities — 0.1%
FHLMC
7.00% due 9/1/2038	60,462	69,414
Total Mortgage-Backed Securities (Cost $62,806)		69,414
U.S. Agencies — 2.3%
Federal Home Loan Mortgage Corp.
2.00% due 8/25/2016	3,000,000	3,105,864
Total U.S. Agencies (Cost $3,117,130)		3,105,864
U.S. Government Securities — 10.9%
U.S. Treasury Notes
0.125% due 9/30/2013	700,000	698,194
0.25% due 9/15/2014	3,600,000	3,582,288
0.50% due 8/15/2014	1,055,000	1,057,722
0.625% due 7/15/2014	1,600,000	1,609,744
0.75% due 6/15/2014	1,355,000	1,368,127
1.00% due 8/31/2016	3,215,000	3,223,038
1.50% due 6/30/2016 - 7/31/2016	3,300,000	3,389,509
Total U.S. Government Securities (Cost $14,836,505)		14,928,622
Repurchase Agreements — 3.5%
State Street Bank and Trust Co. Repurchase
Agreement, 0.01%, dated 9/30/2011, maturity
value of $4,772,004, due 10/3/2011(6)	$4,772,000	$4,772,000
Total Repurchase Agreements (Cost $4,772,000)		4,772,000
Total Investments — 101.3% (Cost $138,699,297)		138,457,476
Other Liabilities, Net — (1.3)%		(1,811,139)
Total Net Assets — 100.0%		$136,646,337

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $17,368,481, representing 12.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2011.
(3)	Securities are segregated for anticipated collateral requirements.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Classified under Government Agencies as a result of participation in the U.S. Government Troubled Asset Relief Program.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.00%	3/26/2012	$4,867,565

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed securities	$—	$19,933,928	$—	$19,933,928
Collateralized Mortgage Obligations	—	12,835,431	—	12,835,431
Senior Secured Loans	—	3,818,372	—	3,818,372
Commercial Mortgage-Backed securities	—	29,491,069	—	29,491,069
Corporate Bonds	—	49,100,970	—	49,100,970
Government Agencies	—	354,813	—	354,813
Hybrid ARMS	—	46,993	—	46,993
Mortgage-Backed securities	—	69,414	—	69,414
U.S. Agencies	—	3,105,864	—	3,105,864
U.S. Government Securities	—	14,928,622	—	14,928,622
Repurchase Agreements	—	4,772,000	—	4,772,000

Total	$—	$138,457,476	$—	$138,457,476

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Corporate Bonds — 86.0%
Aerospace/Defense — 0.5%
Moog, Inc. Sr.
Sub. Nt.
7.25% due 6/15/2018	$325,000	$333,125
		333,125
Airlines — 0.9%
American Airlines, Inc.
Sr. Sec. Nt.
7.50% due 3/15/2016(1)	700,000	588,000
		588,000
Automotive — 4.6%
American Axle & Manufacturing, Inc.
7.875% due 3/1/2017	400,000	376,000
Commercial Vehicle Group, Inc.
Sr. Sec. Nt.
7.875% due 4/15/2019(1)	230,000	210,450
Ford Motor Credit Co. LLC
Sr. Nt.
7.00% due 4/15/2015	220,000	231,000
8.00% due 12/15/2016	300,000	327,363
8.125% due 1/15/2020	440,000	499,159
General Motors Financial Co., Inc.
6.75% due 6/1/2018(1)	360,000	352,800
Pittsburgh Glass Works LLC
Sr.Sec.Nt.
8.50% due 4/15/2016(1)	300,000	276,000
UCI International, Inc.
8.625% due 2/15/2019	470,000	435,337
Visteon Corp.
Sr. Nt.
6.75% due 4/15/2019(1)	370,000	333,000
		3,041,109
Banking — 0.8%
AmSouth Bank
Sub. Nt., Ser. AI
5.20% due 4/1/2015	400,000	372,000
Royal Bank of Scotland Group PLC
Jr. Sub. Nt.
7.648% due 8/29/2049(2)(3)	200,000	130,000
		502,000
Brokerage — 2.2%
E*Trade Financial Corp.
Sr. Nt.
6.75% due 6/1/2016	300,000	299,250
7.875% due 12/1/2015	240,000	232,800
12.50% due 11/30/2017(4)	818,000	922,295
		1,454,345
Building Materials — 0.9%
American Standard Americas
Sr. Sec. Nt.
10.75% due 1/15/2016(1)	400,000	304,000
Norcraft Cos. L.P.
Sec. Nt.
10.50% due 12/15/2015	350,000	319,375
		623,375
Chemicals — 0.4%
Huntsman International LLC
8.625% due 3/15/2020	250,000	243,125
		243,125
Consumer Cyclical Services — 0.3%
The Geo Group, Inc.
6.625% due 2/15/2021	200,000	192,000
		192,000
Consumer Products — 1.3%
Armored Autogroup, Inc.
Sr. Nt.
9.25% due 11/1/2018(1)	300,000	240,750
NBTY, Inc.
9.00% due 10/1/2018	600,000	614,250
		855,000
Electric — 6.6%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021(1)	200,000	191,000
7.875% due 7/31/2020(1)	400,000	386,000
Dolphin Subsidiary II, Inc.
Sr. Nt.
7.25% due 10/15/2021(1)	770,000	746,900
Energy Future Intermediate Holding Co. LLC
Sr. Sec. Nt.
10.00% due 12/1/2020	250,000	243,750
GenOn Energy, Inc.
Sr. Nt.
7.875% due 6/15/2017	300,000	276,000
Mirant Americas Generation LLC
Sr. Nt.
8.50% due 10/1/2021	110,000	94,600
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	35,038	35,738
Ser. B
9.125% due 6/30/2017	375,617	383,129
North American Energy Alliance LLC
Sr. Sec. Nt.
10.875% due 6/1/2016(1)	490,000	508,375
NRG Energy, Inc.
8.25% due 9/1/2020	150,000	141,750
8.50% due 6/15/2019	600,000	579,000
Texas Competitive Electric Holdings Co. LLC
Sr. Sec. Nt.
11.50% due 10/1/2020(1)	300,000	240,000
The AES Corp.
Sr. Nt.
7.375% due 7/1/2021(1)	270,000	255,150
8.00% due 6/1/2020	260,000	260,000
		4,341,392
Entertainment — 0.9%
NAI Entertainment Holdings LLC
Sr. Sec. Nt.
8.25% due 12/15/2017(1)	300,000	309,000
WMG Acquisition Corp.
Sr. Sec. Nt.
9.50% due 6/15/2016	300,000	303,750
		612,750
Food And Beverage — 2.7%
ARAMARK Corp.
3.754% due 2/1/2015(3)	108,000	99,900
ARAMARK Holdings Corp.
Sr. Nt.
8.625% due 5/1/2016(1)(4)	780,000	768,300
Darling International, Inc.
8.50% due 12/15/2018	150,000	161,625

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Michael Foods, Inc.
9.75% due 7/15/2018	$750,000	$774,375
		1,804,200
Gaming — 1.9%
Caesar’s Entertainment Operating Co., Inc.
5.625% due 6/1/2015	400,000	240,000
Pinnacle Entertainment, Inc.
8.75% due 5/15/2020	350,000	326,375
Scientific Games International, Inc.
9.25% due 6/15/2019	480,000	483,600
Wynn Las Vegas LLC
7.75% due 8/15/2020	200,000	210,000
		1,259,975
Healthcare — 7.2%
Alliance HealthCare Services, Inc.
Sr. Nt.
8.00% due 12/1/2016	780,000	608,400
Apria Healthcare Group, Inc.
Sr. Sec. Nt.
12.375% due 11/1/2014	390,000	358,800
ConvaTec Healthcare E S.A.
Sr. Nt.
10.50% due 12/15/2018(1)	600,000	528,000
DaVita, Inc.
6.625% due 11/1/2020	400,000	384,000
HCA Holdings, Inc.
Sr. Nt.
7.75% due 5/15/2021(1)	180,000	168,750
HCA, Inc.
Sr. Nt.
6.375% due 1/15/2015	200,000	194,500
Sr. Sec. Nt.
7.875% due 2/15/2020	200,000	207,000
8.50% due 4/15/2019	260,000	275,600
9.875% due 2/15/2017	143,000	154,440
IMS Health, Inc.
Sr. Nt.
12.50% due 3/1/2018(1)	330,000	363,000
INC Research LLC
Sr. Nt.
11.50% due 7/15/2019(1)	320,000	285,600
Teleflex, Inc.
6.875% due 6/1/2019	170,000	168,300
Universal Hospital Services, Inc.
Sec. Nt.
8.50% due 6/1/2015(4)	300,000	292,125
Vanguard Health Holding Co. II LLC
8.00% due 2/1/2018	570,000	522,975
WP Rocket Merger Sub, Inc.
Sr. Nt.
10.125% due 7/15/2019(1)	240,000	228,000
		4,739,490
Home Construction — 1.0%
Beazer Homes USA, Inc.
9.125% due 5/15/2019	250,000	158,750
Meritage Homes Corp.
7.15% due 4/15/2020	550,000	495,000
		653,750
Independent Energy — 8.4%
Alta Mesa Holdings
9.625% due 10/15/2018	500,000	455,000
Bill Barrett Corp.
7.625% due 10/1/2019	400,000	393,000
Carrizo Oil & Gas, Inc.
8.625% due 10/15/2018	400,000	392,000
Chesapeake Energy Corp.
6.625% due 8/15/2020	162,000	166,860
9.50% due 2/15/2015	400,000	451,000
Clayton Williams Energy, Inc.
7.75% due 4/1/2019(1)	320,000	275,200
Concho Resources, Inc.
Sr. Nt.
7.00% due 1/15/2021	150,000	149,250
Connacher Oil and Gas Ltd.
Sec. Nt.
8.50% due 8/1/2019(1)	360,000	277,200
Continental Resources, Inc.
8.25% due 10/1/2019	230,000	246,100
Eagle Rock Energy Partners L.P.
8.375% due 6/1/2019(1)	180,000	172,800
Energy XXI Gulf Coast, Inc.
7.75% due 6/15/2019	100,000	90,500
9.25% due 12/15/2017	100,000	97,500
EV Energy Partners L.P.
8.00% due 4/15/2019(1)	160,000	154,400
Harvest Operations Corp.
6.875% due 10/1/2017(1)	200,000	200,000
Linn Energy LLC
6.50% due 5/15/2019(1)	140,000	128,800
7.75% due 2/1/2021	330,000	330,000
OGX Petroleo e Gas Participacoes S.A.
8.50% due 6/1/2018(1)	420,000	375,900
Plains Exploration & Production Co.
6.625% due 5/1/2021	370,000	363,062
7.625% due 4/1/2020	90,000	92,475
SandRidge Energy, Inc.
7.50% due 3/15/2021(1)	350,000	322,000
Venoco, Inc.
11.50% due 10/1/2017	440,000	448,800
		5,581,847
Insurance - Life — 1.7%
CNO Financial Group, Inc.
Sr. Sec. Nt.
9.00% due 1/15/2018(1)	300,000	310,500
ING Groep N.V. Jr. Sub. Nt.
5.775% due 12/29/2049(2)(3)	500,000	366,250
Symetra Financial Corp. Jr. Sub. Nt.
8.30% due 10/15/2037(1)(3)	440,000	424,600
		1,101,350
Media Cable — 2.0%
AMC Networks, Inc.
7.75% due 7/15/2021(1)	280,000	287,000
CCO Holdings LLC
6.50% due 4/30/2021	350,000	330,750
7.875% due 4/30/2018	250,000	254,375
DISH DBS Corp.
7.875% due 9/1/2019	430,000	438,600
		1,310,725
Media Noncable — 6.0%
Block Communications, Inc.
Sr. Nt.
8.25% due 12/15/2015(1)	900,000	902,250
EH Holding Corp.
Sr. Sec. Nt.
6.50% due 6/15/2019(1)	240,000	231,000
7.625% due 6/15/2021(1)	230,000	221,375
Entravision Communications Corp.
Sr. Sec. Nt.
8.75% due 8/1/2017	400,000	375,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Inmarsat Finance PLC
7.375% due 12/1/2017(1)	$100,000	$100,250
Intelsat Jackson Holdings S.A.
7.25% due 4/1/2019(1)	200,000	185,500
7.50% due 4/1/2021(1)	460,000	427,800
11.25% due 6/15/2016	410,000	418,200
Intelsat Luxembourg S.A.
11.50% due 2/4/2017(1)(4)	300,000	258,000
Lamar Media Corp.
6.625% due 8/15/2015	110,000	108,075
Univision Communications, Inc.
Sr. Sec. Nt.
7.875% due 11/1/2020(1)	320,000	300,000
Valassis Communications, Inc.
6.625% due 2/1/2021	470,000	439,450
		3,966,900
Metals And Mining — 1.2%
American Rock Salt Co. LLC
Sec. Nt.
8.25% due 5/1/2018(1)	380,000	332,500
Arch Coal, Inc.
7.00% due 6/15/2019(1)	250,000	237,500
Penn Virginia Resource Partners L.P.
8.25% due 4/15/2018	270,000	256,500
		826,500
Natural Gas - Distributors — 0.2%
Inergy L.P.
7.00% due 10/1/2018	150,000	141,000
		141,000
Non Captive Consumer — 0.2%
Springleaf Finance Corp.
Sr. Nt. Ser. J
6.90% due 12/15/2017	200,000	144,000
		144,000
Non Captive Diversified — 1.8%
Ally Financial, Inc.
8.00% due 11/1/2031	300,000	263,250
CIT Group, Inc.
Sec. Nt.
7.00% due 5/1/2017	600,000	582,000
International Lease Finance Corp.
Sr. Nt.
8.75% due 3/15/2017	320,000	321,600
		1,166,850
Oil Field Services — 1.9%
Basic Energy Services, Inc.
7.75% due 2/15/2019(1)	340,000	323,000
Complete Production Services, Inc.
8.00% due 12/15/2016	260,000	260,000
Oil States International, Inc.
6.50% due 6/1/2019(1)	180,000	175,950
Precision Drilling Corp.
6.50% due 12/15/2021(1)	200,000	197,000
Stallion Oilfield Holdings Ltd.
Sr. Sec. Nt.
10.50% due 2/15/2015	279,000	284,580
		1,240,530
Packaging — 3.3%
Berry Plastics Corp.
Sec. Nt.
9.75% due 1/15/2021	170,000	144,500
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
7.125% due 4/15/2019(1)	400,000	372,000
9.00% due 5/15/2018(1)	440,000	371,800
Sr. Nt.
9.875% due 8/15/2019(1)	500,000	440,000
Sealed Air Corp.
Sr. Nt.
8.125% due 9/15/2019(1)	600,000	606,000
8.375% due 9/15/2021(1)	250,000	252,500
		2,186,800
Paper — 0.8%
Cascades, Inc.
7.75% due 12/15/2017	200,000	190,000
Longview Fibre Paper & Packaging, Inc.
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	380,000	368,600
		558,600
Pharmaceuticals — 0.7%
Endo Pharmaceuticals Holdings, Inc.
7.00% due 7/15/2019(1)	270,000	271,013
Giant Funding Corp.
Sr. Sec. Nt.
8.25% due 2/1/2018(1)	200,000	200,000
		471,013
Pipelines — 3.4%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	260,000	265,200
Copano Energy LLC
7.125% due 4/1/2021	400,000	391,000
MarkWest Energy Partners L.P.
6.50% due 8/15/2021	400,000	410,000
Martin Midstream Partners L.P.
8.875% due 4/1/2018	300,000	297,000
Niska Gas Storage US LLC
8.875% due 3/15/2018	440,000	435,600
Regency Energy Partners L.P.
6.50% due 7/15/2021	280,000	281,400
Targa Resources Partners L.P.
6.875% due 2/1/2021(1)	150,000	144,000
		2,224,200
Railroads — 0.4%
RailAmerica, Inc.
Sr. Sec. Nt.
9.25% due 7/1/2017	250,000	270,625
		270,625
Refining — 1.7%
Calumet Specialty Products Partners L.P.
9.375% due 5/1/2019(1)	380,000	353,400
Citgo Petroleum Corp.
Sr. Sec. Nt.
11.50% due 7/1/2017(1)	525,000	593,250
Northern Tier Energy LLC
Sr. Sec. Nt.
10.50% due 12/1/2017(1)	200,000	208,000
		1,154,650
REITs — 1.0%
Sabra Health Care L.P.
8.125% due 11/1/2018	720,000	669,600
		669,600
Retailers — 2.3%
Burlington Coat Factory Warehouse Corp.
10.00% due 2/15/2019(1)	700,000	595,000
Susser Holdings LLC
8.50% due 5/15/2016	450,000	468,563

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
The Neiman Marcus Group, Inc.
10.375% due 10/15/2015	$150,000	$151,500
YCC Holdings LLC
Sr. Nt.
10.25% due 2/15/2016(4)	340,000	289,000
		1,504,063
Supermarkets — 1.4%
BI-LO LLC
Sr. Sec. Nt.
9.25% due 2/15/2019(1)	480,000	465,600
Tops Holding Corp.
Sr. Sec. Nt.
10.125% due 10/15/2015	470,000	470,000
		935,600
Technology — 6.1%
Amkor Technology, Inc.
Sr. Nt.
6.625% due 6/1/2021(1)	150,000	134,250
7.375% due 5/1/2018	180,000	173,700
CDW Escrow Corp.
8.50% due 4/1/2019(1)	450,000	396,000
DuPont Fabros Technology L.P.
8.50% due 12/15/2017	380,000	393,300
First Data Corp.
Sr. Sec. Nt.
8.75% due 1/15/2022(1)(4)	706,000	557,740
GXS Worldwide, Inc.
Sr. Sec. Nt.
9.75% due 6/15/2015	380,000	364,800
iGATE Corp.
9.00% due 5/1/2016(1)	300,000	279,000
Lawson Software, Inc.
Sr. Nt.
11.50% due 7/15/2018(1)	330,000	293,700
Lender Processing Services, Inc.
8.125% due 7/1/2016	400,000	376,000
Sanmina-SCI Corp.
7.00% due 5/15/2019(1)	280,000	246,400
Sensata Technologies B.V.
6.50% due 5/15/2019(1)	150,000	142,500
Sitel LLC
Sr. Nt.
11.50% due 4/1/2018	330,000	260,700
TransUnion LLC
11.375% due 6/15/2018	400,000	435,000
		4,053,090
Transportation Services — 2.8%
AE Escrow Corp.
Sr. Nt.
9.75% due 3/15/2020(1)	300,000	288,000
Avis Budget Car Rental LLC
7.75% due 5/15/2016	255,000	246,075
8.25% due 1/15/2019	200,000	183,000
9.625% due 3/15/2018	350,000	346,500
CMA CGM S.A.
Sr. Nt.
8.50% due 4/15/2017(1)	340,000	137,700
Hertz Corp.
7.50% due 10/15/2018	300,000	286,500
Navios Maritime Holdings, Inc.
Sr. Sec. Nt.
8.875% due 11/1/2017	280,000	273,000
Teekay Corp.
Sr. Nt.
8.50% due 1/15/2020	100,000	95,750
		1,856,525
Wireless — 5.1%
Cricket Communications, Inc.
7.75% due 10/15/2020	190,000	165,300
Sr. Nt.
7.75% due 10/15/2020(1)	140,000	120,400
Digicel Ltd.
Sr. Nt.
8.25% due 9/1/2017(1)	600,000	564,000
MetroPCS Wireless, Inc.
7.875% due 9/1/2018	500,000	485,000
NII Capital Corp.
8.875% due 12/15/2019	660,000	688,050
10.00% due 8/15/2016	270,000	295,650
Sprint Capital Corp.
6.90% due 5/1/2019	655,000	563,300
Trilogy International Partners LLC
Sr. Sec. Nt.
10.25% due 8/15/2016(1)	300,000	294,000
Wind Acquisition Finance S.A.
Sr. Sec. Nt.
7.25% due 2/15/2018(1)	250,000	213,438
		3,389,138
Wirelines — 1.4%
Frontier Communications Corp.
Sr. Nt.
8.125% due 10/1/2018	460,000	450,800
8.25% due 4/15/2017	220,000	213,400
Windstream Corp.
7.875% due 11/1/2017	240,000	243,000
		907,200
Total Corporate Bonds
(Cost $60,025,353)		56,904,442

Senior Secured Loans — 5.6%

Automotive — 1.3%
Chrysler Group LLC
Term Loan
6.00% due 5/24/2017(3)	997,500	867,117
		867,117
Gaming — 0.7%
Harrah’s Propco
Senior Note
3.23% due 2/13/2013(3)	600,000	416,749
		416,749
Media Noncable — 1.0%
Clear Channel Communication, Inc.
Term Loan B
3.889% due 1/28/2016(3)	964,025	672,706
		672,706
Oil Field Services — 1.2%
Frac Tech International LLC
Term Loan B
6.25% due 5/6/2016(3)	829,572	811,280
		811,280

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Paper — 1.4%
Exopack, LLC
Term Loan
6.50% due 5/26/2017(3)	$997,500	$927,675
		927,675
Total Senior Secured Loans (Cost $4,212,383)		3,695,527

	Shares
Common Stocks — 0.5%
Banking — 0.5%
Citigroup, Inc.	12,569	322,017
		322,017
Total Common Stocks (Cost $378,402)		322,017
	Principal Amount
Repurchase Agreements — 7.7%
State Street Bank and Trust Co. Repurchase
Agreement, 0.010%, dated 9/30/2011, maturity
value of $5,115,005, due 10/3/2011(5)	$5,115,000	5,115,000
Total Repurchase Agreements (Cost $5,115,000)		5,115,000
Total Investments — 99.8% (Cost $69,731,138)		66,036,986
Other Assets, Net — 0.2%		131,472
Total Net Assets — 100.0%		$66,168,458

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $23,011,891, representing 34.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Maturity is perpetual. Maturity date presented represents the next call date.
(3)	Variable rate security. The rate shown is the rate in effect at September 30, 2011.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.90%	9/12/2014	$5,217,659

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$56,904,442	$—	$56,904,442
Senior Secured Loans	—	3,695,527	—	3,695,527
Common Stocks	322,017	—	—	322,017
Repurchase Agreements	—	5,115,000	—	5,115,000

Total	$322,017	$65,714,969	$—	$66,036,986

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
Commercial Paper — 75.8%
Aerospace & Defense — 3.0%
General Dynamics Corp.
0.08% due 10/24/2011(1)	$5,000,000	$4,999,744
		4,999,744

Chemicals — 3.0%
Praxair, Inc.
0.03% due 10/4/2011	5,000,000	4,999,988
		4,999,988

Computers — 5.9%
Hewlett-Packard Co.
0.13% due 10/5/2011(1)	5,000,000	4,999,928
International Business Machines Corp.
0.05% due 10/18/2011(1)	5,000,000	4,999,882
		9,999,810

Diversified Manufacturing — 5.9%
Danaher Corp.
0.07% due 10/5/2011(1)	5,000,000	4,999,961
Illinois Tool Works, Inc.
0.06% due 10/13/2011(1)	5,000,000	4,999,900
		9,999,861

Education Revenue — 2.9%
Duke University
0.20% due 11/8/2011	2,500,000	2,499,472
President and Fellows of Harvard College
0.18% due 10/3/2011	2,500,000	2,499,975
		4,999,447

Electric — 8.9%
American Transmission Co., LLC
0.12% due 10/25/2011(1)	5,000,000	4,999,600
Electricite de France
0.27% due 11/4/2011(1)	5,000,000	4,998,725
Emerson Electric Co.
0.07% due 10/20/2011(1)	5,000,000	4,999,815
		14,998,140

Food And Beverage — 6.8%
Nestle Capital Corp.
0.01% due 11/28/2011(1)	2,500,000	2,499,194
Pepsico, Inc.
0.12% due 10/11/2011(1)	4,000,000	3,999,867
The Coca-Cola Co.
0.12% due 10/24/2011(1)	5,000,000	4,999,617
		11,498,678

Household Products—Wares — 1.8%
Proctor & Gamble Co.
0.15% due 12/2/2011(1)	3,000,000	2,999,225
		2,999,225

Insurance - Life — 10.6%
Massachusetts Mutual Life Insurance Co.
0.06% due 10/21/2011(1)	5,000,000	4,999,833
New York Life Capital Corp.
0.15% due 11/15/2011(1)	5,000,000	4,999,063
Prudential PLC
0.32% due 12/12/2011(1)	3,000,000	2,998,080
The Travelers Companies, Inc.
0.06% due 10/12/2011(1)	5,000,000	4,999,908
		17,996,884

Internet — 1.2%
eBay, Inc.
0.13% due 10/11/2011(1)	2,000,000	1,999,928
		1,999,928

Oil & Gas Services — 1.2%
Schlumberger Ltd.
0.14% due 10/11/2011(1)	2,000,000	1,999,922
		1,999,922

Pharmaceuticals — 11.2%
Medtronic, Inc.
0.10% due 10/27/2011(1)	2,500,000	2,499,819
0.11% due 1/12/2012(1)	2,500,000	2,499,213
Novartis Finance Corp.	4,000,000	3,999,889
0.10% due 10/11/2011(1)
Roche Holdings, Inc.
0.08% due 10/11/2011(1)	5,000,000	4,999,889
Sanofi-Aventis
0.10% due 11/21/2011(1)	2,000,000	1,999,717
0.16% due 10/20/2011(1)	3,000,000	2,999,747
		18,998,274

Retailers — 5.9%
Target Corp.
0.05% due 10/3/2011	5,000,000	4,999,986
Wal-Mart Stores, Inc.
0.06% due 10/12/2011(1)	5,000,000	4,999,908
		9,999,894

Tobacco — 1.5%
Philip Morris International, Inc.
0.08% due 11/1/2011(1)	2,500,000	2,499,828
		2,499,828

Transportation — 3.0%
United Parcel Service, Inc.
0.025% due 12/1/2011(1)	5,000,000	4,999,788
		4,999,788

Utilities - Electric & Water — 3.0%
National Rural Utilities Cooperative Finance Corp.
0.10% due 10/20/2011 - 10/24/2011	5,000,000	4,999,703
		4,999,703
Total Commercial Paper (Cost $127,989,114)		127,989,114

Municipal Securities — 9.4%
California — 1.5%
Regents of Univ. of California
0.15% due 10/24/2011	2,500,000	2,499,760
		2,499,760

Connecticut — 3.8%
Connecticut St. Housing Fin. Auth.
Ser. B-4
0.21% due 10/6/2011(2)	6,495,000	6,495,000
		6,495,000

District Of Columbia — 0.6%
District of Columbia Univ. Rev.
Ref-Georgetown Univ. Ser. C
0.09% due 10/6/2011(2)	1,000,000	1,000,000
		1,000,000

Iowa — 1.8%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.18% due 10/6/2011(2)	3,030,000	3,030,000
		3,030,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

September 30, 2011 (unaudited)	Principal Amount	Value
New York — 1.7%
New York St. Pwr. Auth.
0.18% due 10/6/2011	$2,839,000	$2,838,929
		2,838,929
Total Municipal Securities (Cost $15,863,689)		15,863,689

U.S. Government Securities — 10.4%
U.S. Treasury Bills
0.01% due 1/12/2012	2,500,000	2,499,929
0.025% due 2/16/2012	5,000,000	4,999,521
0.057% due 3/8/2012	5,000,000	4,998,741
0.07% due 12/22/2011	2,500,000	2,499,601
0.145% due 10/20/2011	2,500,000	2,499,809
Total U.S. Government Securities (Cost $17,497,601)		17,497,601

Repurchase Agreements — 4.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $7,629,006, due 10/3/2011(3)	7,629,000	7,629,000
Total Repurchase Agreements (Cost $7,629,000)		7,629,000
Total Investments — 100.1% (Cost $168,979,404)		168,979,404
Other Liabilities, Net — (0.1)%		(158,092)
Total Net Assets — 100.0%		$168,821,312

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2011, the aggregate market value of these securities amounted to $107,989,990, representing 64.0% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2011.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.78%	9/8/2014	$7,784,489

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$127,989,114	$—	$127,989,114
Municipal Securities	—	15,863,689	—	15,863,689
U.S. Government Securities	—	17,497,601	—	17,497,601
Repurchase Agreements	—	7,629,000	—	7,629,000

Total	$—	$168,979,404	$—	$168,979,404

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 97.7%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	2,501	$92,137
The Interpublic Group of Companies, Inc.	4,313	31,053
		123,190
Aerospace — 2.1%
FLIR Systems, Inc.	1,405	35,195
General Dynamics Corp.	3,296	187,510
Goodrich Corp.	1,106	133,472
L-3 Communications Holdings, Inc.	930	57,632
Lockheed Martin Corp.	2,544	184,796
Northrop Grumman Corp.	2,563	133,686
Raytheon Co.	3,165	129,354
Rockwell Collins, Inc.	1,379	72,756
Textron, Inc.	2,442	43,077
The Boeing Co.	6,493	392,891
United Technologies Corp.	8,126	571,745
		1,942,114
Air Transport — 0.3%
FedEx Corp.	2,782	188,286
Southwest Airlines Co.	6,949	55,870
		244,156
Aluminum — 0.1%
Alcoa, Inc.	9,390	89,862
		89,862
Asset Management & Custodian — 0.7%
BlackRock, Inc.	846	125,216
Federated Investors, Inc., Class B	816	14,305
Franklin Resources, Inc.	1,281	122,515
Invesco Ltd.	4,064	63,033
Janus Capital Group, Inc.	1,647	9,882
Legg Mason, Inc.	1,344	34,554
Northern Trust Corp.	2,133	74,612
State Street Corp.	4,428	142,405
T. Rowe Price Group, Inc.	2,290	109,393
		695,915
Auto Parts — 0.2%
Genuine Parts Co.	1,386	70,409
Johnson Controls, Inc.	5,982	157,745
		228,154
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	2,150	21,694
		21,694
Automobiles — 0.3%
Ford Motor Co.(1)	33,405	323,026
		323,026
Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	5,690	299,749
Automatic Data Processing, Inc.	4,383	206,659
Iron Mountain, Inc.	1,763	55,746
Monster Worldwide, Inc.(1)	1,167	8,379
Paychex, Inc.	2,849	75,128
Robert Half International, Inc.	1,296	27,501
		673,162
Banks: Diversified — 3.1%
Bank of America Corp.(2)	89,385	547,036
BB&T Corp.	6,140	130,966
Comerica, Inc.	1,568	36,017
Fifth Third Bancorp	8,128	82,093
First Horizon National Corp.	2,348	13,994
Huntington Bancshares, Inc.	7,618	36,566
KeyCorp	8,448	50,097
M&T Bank Corp.	1,087	75,981
PNC Financial Services Group, Inc.	4,637	223,457
Regions Financial Corp.	11,102	36,970
SunTrust Banks, Inc.	4,729	84,886
U.S. Bancorp	16,956	399,144
Wells Fargo & Co.	46,781	1,128,358
Zions Bancorporation	1,600	22,512
		2,868,077
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	4,627	26,189
People’s United Financial, Inc.	3,216	36,662
		62,851
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	898	62,986
Constellation Brands, Inc., Class A(1)	1,553	27,954
Molson Coors Brewing Co., Class B	1,398	55,375
		146,315
Beverage: Soft Drinks — 2.5%
Coca-Cola Enterprises, Inc.	2,917	72,575
Dr. Pepper Snapple Group, Inc.	1,981	76,823
PepsiCo, Inc.	14,028	868,333
The Coca-Cola Co.	20,263	1,368,969
		2,386,700
Biotechnology — 1.4%
Amgen, Inc.	8,253	453,502
Baxter International, Inc.	5,117	287,269
Biogen Idec, Inc.(1)	2,139	199,248
Celgene Corp.(1)	4,113	254,677
Cephalon, Inc.(1)	664	53,585
Life Technologies Corp.(1)	1,596	61,334
		1,309,615
Building Materials — 0.1%
Masco Corp.	3,164	22,528
Vulcan Materials Co.	1,151	31,721
		54,249
Cable Television Services — 1.1%
Cablevision Systems Corp., Class A	2,061	32,420
Comcast Corp., Class A	24,511	512,280
DIRECTV, Class A(1)	6,787	286,751
Scripps Networks Interactive, Inc., Class A	806	29,959
Time Warner Cable, Inc.	3,035	190,203
		1,051,613
Casinos & Gambling — 0.0%
International Game Technology	2,629	38,199
		38,199
Chemicals: Diversified — 0.9%
Airgas, Inc.	648	41,355
E.I. du Pont de Nemours & Co.	8,141	325,396
Eastman Chemical Co.	624	42,763
Ecolab, Inc.	2,063	100,860
FMC Corp.	632	43,709
Sigma-Aldrich Corp.	1,076	66,486
The Dow Chemical Co.	10,319	231,765
		852,334
Chemicals: Specialty — 0.5%
Air Products & Chemicals, Inc.	1,897	144,874
International Flavors & Fragrances, Inc.	711	39,972
Praxair, Inc.	2,678	250,340
		435,186
Coal — 0.2%
Alpha Natural Resources, Inc.(1)	2,002	35,415
CONSOL Energy, Inc.	2,000	67,860
Peabody Energy Corp.	2,388	80,906
		184,181

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2011 (unaudited)	Shares	Value
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	462	$17,330
		17,330
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	3,222	108,968
		108,968
Communications Technology — 1.7%
Cisco Systems, Inc.	48,823	756,268
Harris Corp.	1,123	38,373
JDS Uniphase Corp.(1)	1,982	19,761
Juniper Networks, Inc.(1)	4,703	81,174
QUALCOMM, Inc.	14,768	718,168
Tellabs, Inc.	3,228	13,848
		1,627,592
Computer Services, Software & Systems — 5.5%
Adobe Systems, Inc.(1)	4,474	108,137
Akamai Technologies, Inc.(1)	1,641	32,623
Autodesk, Inc.(1)	2,021	56,143
BMC Software, Inc.(1)	1,586	61,156
CA, Inc.	3,384	65,683
Citrix Systems, Inc.(1)	1,656	90,302
Cognizant Technology Solutions Corp., Class A(1)	2,686	168,412
Computer Sciences Corp.	1,368	36,731
Compuware Corp.(1)	1,940	14,860
F5 Networks, Inc.(1)	713	50,659
Google, Inc., Class A(1)	2,215	1,139,352
Intuit, Inc.(1)	2,412	114,425
Microsoft Corp.(2)	65,583	1,632,361
Oracle Corp.	34,341	986,960
Red Hat, Inc.(1)	1,715	72,476
SAIC, Inc.(1)	2,625	31,001
Salesforce.com, Inc.(1)	1,045	119,423
Symantec Corp.(1)	6,741	109,878
Teradata Corp.(1)	1,484	79,439
VeriSign, Inc.	1,528	43,716
Yahoo! Inc.(1)	11,534	151,788
		5,165,525
Computer Technology — 6.7%
Apple, Inc.(1)(2)	8,179	3,117,671
Dell, Inc.(1)	14,818	209,675
EMC Corp.(1)	18,262	383,320
Hewlett-Packard Co.	18,345	411,845
International Business Machines Corp.(2)	10,711	1,874,746
NetApp, Inc.(1)	3,246	110,169
NVIDIA Corp.(1)	5,132	64,150
SanDisk Corp.(1)	2,092	84,412
Western Digital Corp.(1)	2,043	52,546
		6,308,534
Consumer Electronics — 0.0%
Harman International Industries, Inc.	629	17,977
		17,977
Consumer Lending — 0.1%
SLM Corp.	4,659	58,005
		58,005
Consumer Services: Miscellaneous — 0.4%
eBay, Inc.(1)	10,094	297,672
H & R Block, Inc.	2,703	35,977
		333,649
Containers & Packaging — 0.1%
Ball Corp.	1,490	46,220
Bemis Co., Inc.	948	27,786
Owens-Illinois, Inc.(1)	1,473	22,271
Sealed Air Corp.	1,410	23,547
		119,824
Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc., Class B	8,362	254,623
		254,623
Cosmetics — 0.2%
Avon Products, Inc.	3,779	74,068
Estee Lauder Companies, Inc., Class A	1,019	89,509
		163,577
Diversified Financial Services — 3.0%
Ameriprise Financial, Inc.	2,179	85,765
Bank of New York Mellon Corp.	10,961	203,765
Capital One Financial Corp.	4,039	160,066
Citigroup, Inc.	25,839	661,995
JPMorgan Chase & Co.(2)	35,188	1,059,863
Leucadia National Corp.	1,746	39,599
Morgan Stanley	13,629	183,992
The Goldman Sachs Group, Inc.	4,590	433,984
		2,829,029
Diversified Manufacturing Operations — 3.3%
3M Co.	6,275	450,482
Danaher Corp.	4,777	200,347
Dover Corp.	1,648	76,797
Eaton Corp.	3,004	106,642
General Electric Co.(2)	93,757	1,428,857
Honeywell International, Inc.	6,929	304,252
Illinois Tool Works, Inc.	4,401	183,082
Ingersoll-Rand PLC	2,913	81,826
ITT Corp.	1,622	68,124
Tyco International Ltd.	4,184	170,498
		3,070,907
Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	2,492	93,749
News Corp., Class A	20,164	311,937
Time Warner, Inc.	9,483	284,206
		689,892
Diversified Retail — 2.8%
Amazon.com, Inc.(1)	3,146	680,259
Big Lots, Inc.(1)	661	23,023
Costco Wholesale Corp.	3,856	316,655
Family Dollar Stores, Inc.	1,115	56,709
J.C. Penney Co., Inc.	1,888	50,561
Kohl’s Corp.	2,574	126,383
Macy’s, Inc.	3,734	98,279
Nordstrom, Inc.	1,483	67,743
Sears Holdings Corp.(1)	397	22,835
Target Corp.	6,095	298,899
Wal-Mart Stores, Inc.	16,914	877,837
		2,619,183
Drug & Grocery Store Chains — 1.0%
CVS Caremark Corp.	12,087	405,881
Safeway, Inc.	3,245	53,964
SUPERVALU, Inc.	1,878	12,508
The Kroger Co.	5,375	118,035
Walgreen Co.	8,147	267,955
Whole Foods Market, Inc.	1,305	85,230
		943,573
Education Services — 0.1%
Apollo Group, Inc., Class A(1)	1,087	43,056
DeVry, Inc.	543	20,069
		63,125
Electronic Components — 0.3%
Amphenol Corp., Class A	1,550	63,193

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2011 (unaudited)	Shares	Value
Corning, Inc.	13,821	$170,828
Molex, Inc.	1,230	25,055
		259,076
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,941	60,143
		60,143
Energy Equipment — 0.0%
First Solar, Inc.(1)	483	30,530
		30,530
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,559	72,572
Jacobs Engineering Group, Inc.(1)	1,115	36,003
Quanta Services, Inc.(1)	1,908	35,851
		144,426
Entertainment — 0.8%
The Walt Disney Co.	16,763	505,572
Viacom, Inc., Class B	5,271	204,199
		709,771
Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	1,130	31,798
		31,798
Fertilizers — 0.5%
CF Industries Holdings, Inc.	630	77,736
Monsanto Co.	4,738	284,469
The Mosaic Co.	2,400	117,528
		479,733
Financial Data & Systems — 1.6%
American Express Co.	9,257	415,639
Discover Financial Services	4,819	110,548
Equifax, Inc.	1,080	33,199
Fidelity National Information Services, Inc.	2,343	56,982
Fiserv, Inc.(1)	1,289	65,443
MasterCard, Inc., Class A	832	263,877
Moody’s Corp.	1,764	53,714
The Dun & Bradstreet Corp.	444	27,199
Total System Services, Inc.	1,423	24,091
Visa, Inc., Class A	4,277	366,624
Western Union Co.	5,719	87,444
		1,504,760
Foods — 1.9%
Campbell Soup Co.	1,627	52,666
ConAgra Foods, Inc.	3,643	88,234
Dean Foods Co.(1)	1,620	14,369
General Mills, Inc.	5,539	213,085
H.J. Heinz Co.	2,848	143,767
Hormel Foods Corp.	1,219	32,937
Kellogg Co.	2,237	118,986
Kraft Foods, Inc., Class A	15,445	518,643
McCormick & Co., Inc.	1,182	54,561
Mead Johnson Nutrition Co.	1,808	124,445
Sara Lee Corp.	5,160	84,366
Sysco Corp.	5,043	130,614
The Hershey Co.	1,366	80,922
The J.M. Smucker Co.	1,055	76,899
Tyson Foods, Inc., Class A	2,638	45,796
		1,780,290
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,841	25,995
		25,995
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	6,034	149,704
		149,704
Gas Pipeline — 0.4%
El Paso Corp.	6,758	118,130
EQT Corp.	1,321	70,488
Spectra Energy Corp.	5,724	140,410
		329,028
Gold — 0.3%
Newmont Mining Corp.	4,349	273,552
		273,552

Health Care Facilities — 0.1%
DaVita, Inc.(1)	847	53,081
Tenet Healthcare Corp.(1)	4,283	17,689
		70,770
Health Care Management Services — 1.1%
Aetna, Inc.	3,394	123,372
CIGNA Corp.	2,397	100,530
Coventry Health Care, Inc.(1)	1,321	38,058
Humana, Inc.	1,490	108,368
UnitedHealth Group, Inc.	9,660	445,519
WellPoint, Inc.	3,247	211,964
		1,027,811
Health Care Services — 0.6%
Cerner Corp.(1)	1,276	87,432
Express Scripts, Inc.(1)	4,664	172,894
McKesson Corp.	2,249	163,502
Medco Health Solutions, Inc.(1)	3,568	167,304
		591,132
Home Building — 0.1%
D.R. Horton, Inc.	2,471	22,338
Lennar Corp., Class A	1,431	19,376
Pulte Group, Inc.(1)	2,970	11,731
		53,445
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	2,559	69,707
Starwood Hotels & Resorts Worldwide, Inc.	1,713	66,499
Wyndham Worldwide Corp.	1,533	43,706
Wynn Resorts Ltd.	679	78,139
		258,051
Household Appliances — 0.0%
Whirlpool Corp.	668	33,340
		33,340
Household Equipment & Products — 0.2%
Fortune Brands, Inc.	1,356	73,332
Newell Rubbermaid, Inc.	2,588	30,720
Snap-On, Inc.	515	22,866
Stanley Black & Decker, Inc.	1,486	72,963
		199,881
Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,313	25,984
		25,984
Insurance: Life — 0.6%
Aflac, Inc.	4,151	145,078
Lincoln National Corp.	2,787	43,561
Principal Financial Group, Inc.	2,837	64,315
Prudential Financial, Inc.	4,304	201,685
Torchmark Corp.	1,026	35,766
Unum Group	2,745	57,535
		547,940
Insurance: Multi-Line — 2.0%
American International Group, Inc.(1)	3,856	84,639
Aon Corp.	2,940	123,421
Assurant, Inc.	887	31,755
Berkshire Hathaway, Inc., Class B(1)	15,291	1,086,273
Genworth Financial, Inc., Class A(1)	4,308	24,728
Loews Corp.	2,776	95,911
Marsh & McLennan Companies, Inc.	4,800	127,392
MetLife, Inc.	9,299	260,465

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2011 (unaudited)	Shares	Value
The Hartford Financial Services Group, Inc.	3,908	$63,075
		1,897,659
Insurance: Property-Casualty — 0.9%
ACE Ltd.	2,961	179,437
Cincinnati Financial Corp.	1,430	37,652
The Allstate Corp.	4,692	111,153
The Chubb Corp.	2,607	156,394
The Progressive Corp.	5,895	104,695
The Travelers Companies, Inc.	3,712	180,886
XL Group PLC	2,731	51,343
		821,560
Leisure Time — 0.4%
Carnival Corp.	3,806	115,322
Expedia, Inc.	1,769	45,551
Priceline.com, Inc.(1)	441	198,212
		359,085
Luxury Items — 0.1%
Tiffany & Co.	1,115	67,814
		67,814
Machinery: Agricultural — 0.3%
Deere & Co.	3,718	240,071
		240,071
Machinery: Construction & Handling — 0.4%
Caterpillar, Inc.	5,645	416,827
		416,827
Machinery: Engines — 0.2%
Cummins, Inc.	1,748	142,742
		142,742
Machinery: Industrial — 0.1%
Joy Global, Inc.	929	57,951
		57,951
Medical & Dental Instruments & Supplies — 1.0%
Becton, Dickinson and Co.	1,958	143,561
Boston Scientific Corp.(1)	13,409	79,247
C.R. Bard, Inc.	756	66,180
Covidien PLC	4,360	192,276
DENTSPLY International, Inc.	1,259	38,639
Edwards Lifesciences Corp.(1)	1,015	72,349
Patterson Companies, Inc.	853	24,421
St. Jude Medical, Inc.	2,871	103,901
Stryker Corp.	2,969	139,929
Zimmer Holdings, Inc.(1)	1,695	90,683
		951,186
Medical Equipment — 0.8%
CareFusion Corp.(1)	1,974	47,277
Intuitive Surgical, Inc.(1)	354	128,955
Medtronic, Inc.	9,450	314,118
PerkinElmer, Inc.	1,009	19,383
Thermo Fisher Scientific, Inc.(1)	3,455	174,961
Varian Medical Systems, Inc.(1)	1,060	55,290
		739,984
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	886	70,038
Quest Diagnostics, Inc.	1,393	68,759
		138,797
Metal Fabricating — 0.3%
Fastenal Co.	2,609	86,827
Precision Castparts Corp.	1,267	196,968
		283,795
Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	1,280	65,498
Titanium Metals Corp.	782	11,714
		77,212
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	941	23,600
Lexmark International Group, Inc., Class A(1)	691	18,678
Pitney Bowes, Inc.	1,783	33,521
Xerox Corp.	12,354	86,107
		161,906
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	613	33,556
		33,556
Oil Well Equipment & Services — 1.8%
Baker Hughes, Inc.	3,836	177,070
Cameron International Corp.(1)	2,161	89,768
FMC Technologies, Inc.(1)	2,125	79,900
Halliburton Co.	8,072	246,357
Helmerich & Payne, Inc.	939	38,123
Nabors Industries Ltd.(1)	2,525	30,957
National-Oilwell Varco, Inc.	3,718	190,436
Noble Corp.(1)	2,227	65,362
Rowan Companies, Inc.(1)	1,119	33,783
Schlumberger Ltd.	12,018	717,835
		1,669,591
Oil: Crude Producers — 2.3%
Anadarko Petroleum Corp.	4,382	276,285
Apache Corp.	3,379	271,131
Cabot Oil & Gas Corp.	920	56,957
Chesapeake Energy Corp.	5,804	148,292
Denbury Resources, Inc.(1)	3,548	40,802
Devon Energy Corp.	3,770	209,009
EOG Resources, Inc.	2,368	168,152
Newfield Exploration Co.(1)	1,200	47,628
Noble Energy, Inc.	1,553	109,952
Occidental Petroleum Corp.	7,177	513,155
Pioneer Natural Resources Co.	1,028	67,612
QEP Resources, Inc.	1,567	42,419
Range Resources Corp.	1,417	82,838
Southwestern Energy Co.(1)	3,064	102,123
		2,136,355
Oil: Integrated — 6.5%
Chevron Corp.	17,727	1,640,102
ConocoPhillips	12,502	791,626
Exxon Mobil Corp.(2)	43,568	3,164,344
Hess Corp.	2,656	139,334
Marathon Oil Corp.	6,269	135,285
Murphy Oil Corp.	1,699	75,028
Williams Companies, Inc.	5,174	125,935
		6,071,654
Oil: Refining And Marketing — 0.2%
Marathon Petroleum Corp.	3,134	84,806
Sunoco, Inc.	1,060	32,870
Tesoro Corp.(1)	1,268	24,688
Valero Energy Corp.	5,028	89,398
		231,762
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,419	100,267
The Sherwin-Williams Co.	779	57,895
		158,162
Paper — 0.1%
International Paper Co.	3,881	90,233
MeadWestvaco Corp.	1,489	36,570
		126,803
Personal Care — 2.4%
Clorox Co.	1,174	77,871
Colgate-Palmolive Co.	4,378	388,241
Kimberly-Clark Corp.	3,490	247,825

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2011 (unaudited)	Shares	Value
The Procter & Gamble Co.(2)	24,761	$1,564,400
		2,278,337
Pharmaceuticals — 6.6%
Abbott Laboratories	13,624	696,731
Allergan, Inc.	2,694	221,932
AmerisourceBergen Corp.	2,421	90,231
Bristol-Myers Squibb Co.	15,043	472,049
Cardinal Health, Inc.	3,089	129,367
Eli Lilly & Co.	9,011	333,137
Forest Laboratories, Inc.(1)	2,526	77,776
Gilead Sciences, Inc.(1)	7,028	272,686
Hospira, Inc.(1)	1,494	55,278
Johnson & Johnson(2)	24,213	1,542,610
Merck & Co., Inc.	27,250	891,348
Mylan, Inc.(1)	3,841	65,297
Pfizer, Inc.	69,905	1,235,920
Watson Pharmaceuticals, Inc.(1)	1,125	76,781
		6,161,143
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	519	77,611
		77,611
Production Technology Equipment — 0.2%
Applied Materials, Inc.	11,665	120,733
KLA-Tencor Corp.	1,476	56,501
Novellus Systems, Inc.(1)	798	21,754
Teradyne, Inc.(1)	1,624	17,880
		216,868
Publishing — 0.2%
Gannett Co., Inc.	2,076	19,784
The McGraw-Hill Companies, Inc.	2,711	111,151
The Washington Post Co., Class B	52	17,003
		147,938
Radio & TV Broadcasters — 0.1%
CBS Corp., Class B	5,927	120,792
		120,792
Railroads — 0.8%
CSX Corp.	9,789	182,760
Norfolk Southern Corp.	3,146	191,969
Union Pacific Corp.	4,328	353,468
		728,197
Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	2,573	34,633
		34,633
Real Estate Investment Trusts — 1.6%
Apartment Investment & Management Co., Class A	1,046	23,137
AvalonBay Communities, Inc.	760	86,678
Boston Properties, Inc.	1,258	112,088
Equity Residential	2,591	134,395
HCP, Inc.	3,552	124,533
Health Care REIT, Inc.	1,510	70,668
Host Hotels & Resorts, Inc.	5,992	65,552
Kimco Realty Corp.	3,601	54,123
Plum Creek Timber Co., Inc.	1,415	49,115
ProLogis, Inc.	4,019	97,461
Public Storage, Inc.	1,234	137,406
Simon Property Group, Inc.	2,622	288,368
Ventas, Inc.	1,415	69,901
Vornado Realty Trust	1,439	107,378
Weyerhaeuser Co.	4,743	73,754
		1,494,557
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	2,083	71,509
		71,509
Restaurants — 1.5%
Chipotle Mexican Grill, Inc.(1)	279	84,523
Darden Restaurants, Inc.	1,239	52,967
McDonald’s Corp.	9,223	809,964
Starbucks Corp.	6,591	245,778
Yum! Brands, Inc.	4,120	203,487
		1,396,719
Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	504	37,296
Pall Corp.	1,033	43,799
Parker Hannifin Corp.	1,429	90,213
Rockwell Automation, Inc.	1,257	70,392
Roper Industries, Inc.	840	57,884
Waters Corp.(1)	806	60,845
		360,429
Scientific Instruments: Electrical — 0.3%
Emerson Electric Co.	6,655	274,918
		274,918
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.(1)	3,050	95,313
		95,313
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	2,743	76,969
Stericycle, Inc.(1)	767	61,912
Waste Management, Inc.	4,196	136,622
		275,503
Securities Brokerage & Services — 0.5%
CME Group, Inc.	590	145,376
E*TRADE Financial Corp.(1)	2,230	20,315
IntercontinentalExchange, Inc.(1)	657	77,697
NYSE Euronext	2,296	53,359
The Charles Schwab Corp.	8,832	99,537
The NASDAQ OMX Group, Inc.(1)	1,317	30,475
		426,759
Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc.(1)	5,101	25,913
Altera Corp.	2,807	88,505
Analog Devices, Inc.	2,641	82,531
Broadcom Corp., Class A(1)	4,207	140,051
Intel Corp.	46,910	1,000,590
Linear Technology Corp.	2,004	55,411
LSI Corp.(1)	5,462	28,293
MEMC Electronic Materials, Inc.(1)	2,052	10,752
Microchip Technology, Inc.	1,672	52,016
Micron Technology, Inc.(1)	7,568	38,143
Texas Instruments, Inc.	10,355	275,961
Xilinx, Inc.	2,323	63,743
		1,861,909
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	770	47,401
AutoNation, Inc.(1)	567	18,586
AutoZone, Inc.(1)	240	76,606
Bed, Bath & Beyond, Inc.(1)	2,251	129,005
Best Buy Co., Inc.	2,892	67,384
CarMax, Inc.(1)	1,990	47,462
GameStop Corp., Class A(1)	1,250	28,875
Limited Brands, Inc.	2,334	89,882
Lowe’s Companies, Inc.	11,518	222,758
Netflix, Inc.(1)	390	44,132
O’Reilly Automotive, Inc.(1)	1,252	83,421
Ross Stores, Inc.	1,050	82,624
Staples, Inc.	6,322	84,083
The Gap, Inc.	3,652	59,308
The Home Depot, Inc.	14,085	462,974

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2011 (unaudited)	Shares	Value
The TJX Companies, Inc.	3,498	$194,034
Urban Outfitters, Inc.(1)	1,132	25,266
		1,763,801
Steel — 0.2%
AK Steel Holding Corp.	964	6,304
Allegheny Technologies, Inc.	937	34,660
Nucor Corp.	2,778	87,896
United States Steel Corp.	1,270	27,953
		156,813
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,730	30,777
		30,777
Telecommunications Equipment — 0.4%
American Tower Corp., Class A(1)	3,516	189,161
Motorola Mobility Holdings, Inc.(1)	2,601	98,266
Motorola Solutions, Inc.	2,974	124,610
		412,037
Textiles, Apparel & Shoes — 0.6%
Coach, Inc.	2,611	135,328
NIKE, Inc., Class B	3,384	289,366
Ralph Lauren Corp.	590	76,523
VF Corp.	763	92,720
		593,937
Tobacco — 1.8%
Altria Group, Inc.	18,476	495,342
Lorillard, Inc.	1,285	142,249
Philip Morris International, Inc.	15,728	981,113
Reynolds American, Inc.	2,981	111,728
		1,730,432
Toys — 0.1%
Hasbro, Inc.	1,228	40,045
Mattel, Inc.	3,063	79,301
		119,346
Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	1,876	76,072
United Parcel Service, Inc., Class B	8,711	550,100
		626,172
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,465	100,309
		100,309
Utilities: Electrical — 3.5%
Ameren Corp.	2,125	63,261
American Electric Power, Inc.	4,261	162,003
CMS Energy Corp.	2,192	43,380
Consolidated Edison, Inc.	2,582	147,226
Constellation Energy Group	1,742	66,301
Dominion Resources, Inc.	5,145	261,212
DTE Energy Co.	1,526	74,805
Duke Energy Corp.	11,762	235,122
Edison International	2,888	110,466
Entergy Corp.	1,597	105,865
Exelon Corp.	5,866	249,950
FirstEnergy Corp.	3,706	166,436
NextEra Energy, Inc.	3,665	197,983
Northeast Utilities	1,563	52,595
NRG Energy, Inc.(1)	2,171	46,047
Pepco Holdings, Inc.	2,014	38,105
PG&E Corp.	3,509	148,466
Pinnacle West Capital Corp.	942	40,449
PPL Corp.	5,020	143,271
Progress Energy, Inc.	2,599	134,420
Public Service Enterprise Group, Inc.	4,370	145,827
SCANA Corp.	1,009	40,814
Southern Co.	7,482	317,012
TECO Energy, Inc.	1,882	32,239
The AES Corp.(1)	5,846	57,057
Wisconsin Energy Corp.	2,057	64,364
Xcel Energy, Inc.	4,276	105,574
		3,250,250
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	3,724	73,065
Nicor, Inc.	413	22,719
NiSource, Inc.	2,459	52,573
ONEOK, Inc.	946	62,474
Sempra Energy	2,128	109,592
		320,423
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	693	33,694
		33,694
Utilities: Telecommunications — 3.0%
AT&T, Inc.(2)	52,213	1,489,115
CenturyLink, Inc.	5,259	174,178
Frontier Communications Corp.	8,716	53,255
MetroPCS Communications, Inc.(1)	2,329	20,285
Sprint Nextel Corp.(1)	26,368	80,159
Verizon Communications, Inc.	24,974	919,043
Windstream Corp.	4,352	50,744
		2,786,779
Total Common Stocks (Cost $66,975,217)		91,441,443

	Principal Amount
U.S. Government Securities — 0.3%
U.S. Treasury Bills
0.02% due 12/1/2011(1)	$50,000	49,998
0.035% due 2/23/2012(1)	50,000	49,993
U.S. Treasury Note
3.125% due 5/15/2019(2)	145,000	161,539
Total U.S. Government Securities (Cost $241,854)		261,530
Repurchase Agreements — 2.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $2,066,002, due 10/3/2011(3)	2,066,000	2,066,000
Total Repurchase Agreements (Cost $2,066,000)		2,066,000
Total Investments — 100.2% (Cost $69,283,071)		93,768,973
Other Liabilities, Net — (0.2)%		(169,169)
Total Net Assets — 100.0%		$93,599,804

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	4.375%	10/15/2015	$2,109,075

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

The table below presents futures contracts as of September 30, 2011.

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	38	12/16/2011	$2,139	$(97,354)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$91,441,443	$—	$—	$91,441,443
U.S. Government Securities	—	261,530	—	261,530
Repurchase Agreements	—	2,066,000	—	2,066,000
Other Financial Instruments:
Financial Futures Contracts	(97,354)	—	—	(97,354)

Total	$91,344,089	$2,327,530	$—	$93,671,619

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2011, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners VIP Series	$13,302,583	$(594,356)	$1,150,307	$(1,744,663)
RS Value VIP Series	1,566,005	(51,662)	163,878	(215,540)
RS Large Cap Alpha VIP Series	854,558,310	(77,113,169)	28,027,379	(105,140,548)
RS Global Natural Resources VIP Series	14,988,481	(256,239)	1,097,560	(1,353,799)
RS Small Cap Growth Equity VIP Series	79,475,475	(182,580)	10,699,613	(10,882,193)
RS International Growth VIP Series	190,894,939	4,069,464	27,789,313	(23,719,849)
RS Emerging Markets VIP Series	89,434,171	1,393,903	16,388,412	(14,994,509)
RS Investment Quality Bond VIP Series	691,469,885	27,243,622	33,997,461	(6,753,839)
RS Low Duration Bond VIP Series	138,701,967	(244,491)	996,515	(1,241,006)
RS High Yield VIP Series	69,731,320	(3,694,334)	672,007	(4,366,341)
RS Money Market VIP Series	168,979,404	—	—	—
RS S&P 500 Index VIP Series	77,070,188	16,698,785	25,428,423	(8,729,638)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted on each Fund’s schedule of investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes

“observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Effective beginning with the Funds’ current fiscal year, the Financial Accounting Standards Board requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine-month period ended September 30, 2011, the Funds had no securities classified as Level 3.

There were no significant transfers between Level 1 and Level 2 for the nine-month period ended September 30, 2011.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at September 30, 2011.

Derivative Instrument Type	RS S&P 500 Index VIP Series
Financial Futures Contracts	$(97,354)

RS S&P 500 Index VIP Series may, but will not necessarily, enter into derivative transactions, such as financial futures contracts, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	November 18, 2011

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date:	November 18, 2011